                                       IMPORTANT NOTICE
                                       REGARDING DELIVERY OF
                                       SHAREHOLDER DOCUMENTS


                                       SCHWAB

                                       MARKETTRACK PORTFOLIOS(R)

                                       April 30, 2001

                                       Semiannual Report enclosed


                                       ALL EQUITY PORTFOLIO

                                       GROWTH PORTFOLIO

                                       BALANCED PORTFOLIO

                                       CONSERVATIVE PORTFOLIO



                                                           [CHARLES SCHWAB LOGO]

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

MAILING OF YOUR SCHWABFUNDS(R) SHAREHOLDER DOCUMENTS MAY BE HOUSEHOLDED INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE.


ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS
All SchwabFunds prospectuses and shareholder reports are available free of charge and may be requested at any time by calling Schwab as indicated below. SchwabFunds prospectuses are also available on our Web site at www.schwab.com/schwabfunds.

If you would prefer that your SchwabFunds mailings not be householded, please contact:

SCHWAB SIGNATURE SERVICES(TM) CLIENTS
Schwab Signature Services.

INVESTMENT MANAGER CLIENTS
Schwab at 800-515-2157, or your investment manager.

ALL OTHER CLIENTS
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Your instructions that householding not apply to your accounts holding
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
SCHWAB

MARKETTRACK PORTFOLIOS(R)


                                   April 30, 2001

                                   Semiannual Report


                                   ALL EQUITY PORTFOLIO

                                   GROWTH PORTFOLIO

                                   BALANCED PORTFOLIO

                                   CONSERVATIVE PORTFOLIO


                                                           [CHARLES SCHWAB LOGO]

SCHWAB
MARKETTRACK PORTFOLIOS(R)


Dear Shareholder:

[PHOTO OF CHARLES SCHWAB]

Over the six months covered in this report, stock markets were very volatile, with most stocks losing ground. We did notice a slight rebound towards the end of April, although it's hard to be certain whether it signifies a larger trend.

In this uncertain environment, we suggest sticking to the fundamentals of investing. These include using asset allocation -- adequately diversifying your investments both among and within stocks, bonds and cash -- and maintaining a regular investing program.

By investing with SchwabFunds(R), you've already taken an important step. Our spectrum of 44 mutual funds is designed to help you meet your future goals. Whatever the market environment, the path to investment success involves keeping these goals in mind.

Thank you for choosing SchwabFunds.


Sincerely,

/s/ Charles Schwab

Charles Schwab


SEMIANNUAL REPORT
November 1, 2000 - April 30, 2001

     1       Market Overview

     5       All Equity

         Large-caps, small-caps, and international stocks all had negative returns for the report period.

     8       Growth

         The struggling economies of the U.S. and Japan depressed returns for two of the portfolio's major components.

    11       Balanced

         The portfolio's exposure to fixed income helped to offset some of the declines in the stock market.

    14       Conservative

         The portfolio's significant exposure to fixed income helped to offset some of the declines in the stock market.

    17       Financial Statements and Notes

MARKET OVERVIEW

SLOWING PACE OF GROWTH PUTS PRESSURE ON U.S. ECONOMY.

Although the U.S. economy continued to grow during the report period, there were signs everywhere that the unprecedented ten-plus year stretch of economic growth might be ending.

During the fourth quarter of 2000, the nation's Gross Domestic Product (GDP; see chart, page 2) logged its slowest growth rate in over five years. Meanwhile, equity markets, which had set record highs earlier in the year, tumbled dramatically, and continued to fall during the first quarter of 2001 as well.

The Federal Reserve Bank (the Fed) responded by aggressively lowering interest rates, seeking to keep the suddenly fragile economy from slipping into a recession. During the first half of 2001, the Fed cut the key Federal Funds rate five times, for a total reduction of 2.5%.

While GDP increased slightly to 1.3% during the first quarter of 2001, it is still unclear whether a recession has been averted. Many parts of the U.S. economy remain weak, particularly the technology and industrial production sectors. Another key factor is consumer spending, which is expected to decline as the job layoffs that have been reported over the past several months begin to take their toll in the marketplace.

                      [PHOTO OF CHECKBOOK AND CALCULATOR]

--------------------------------------------------------------------------------
ASSET CLASS PERFORMANCE COMPARISON % returns during the report period
--------------------------------------------------------------------------------

This graph compares the performance of various asset classes during the report period.

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).


                [ASSET CLASS PERFORMANCE COMPARISON LINE GRAPH]


S&P 500(R) INDEX: measures U.S.                 LEHMAN BROTHERS AGGREGATE BOND
large-cap stocks                                INDEX: measures the U.S. bond
                                                market
RUSSEL 2000(R) INDEX: measures
U.S. small-cap stocks                           THREE-MONTH TREASURY BILLS
                                                (T-Bills): measures short-term
                                                U.S. Treasury obligations
MSCI-EAFE(R) INDEX: measures (in
U.S. dollars) large-cap stocks
in Europe, Australasia and the
Far East

                              Lehman Brothers
             Three-Month        Aggregate       MSCI-EAFE(R)   Russell 2000(R)     S&P 500(R)
            Treasury Bills      Bond Index         Index             Index           Index
  10/31/00          0                     0            0                     0            0
   11/3/00       0.05                  -0.1          2.4                  2.04        -0.19
  11/10/00       0.17                  0.08         0.22                 -3.32        -4.44
  11/17/00       0.26                   0.5        -1.27                 -2.92        -4.32
  11/24/00       0.35                  0.79        -3.95                 -5.09        -6.14
   12/1/00       0.44                  1.34        -2.32                 -8.08        -7.86
   12/8/00       0.53                  2.29        -1.13                 -3.58        -4.03
  12/15/00       0.61                  3.04        -2.11                 -7.77        -8.07
  12/22/00       0.83                  3.69        -3.19                 -6.76         -8.5
  12/29/00       0.83                  3.44        -0.27                 -2.56        -7.42
    1/5/01       1.04                  4.84        -0.08                 -6.67        -8.96
   1/12/01       1.07                  3.79        -1.78                 -2.08        -7.54
   1/19/01       1.13                  4.42        -0.95                  -1.6        -5.86
   1/26/01        1.2                  4.33        -1.47                  0.54        -4.99
    2/2/01       1.28                   5.1        -1.23                  1.04         -5.3
    2/9/01       1.33                   5.2        -4.14                  0.28        -7.74
   2/16/01       1.39                  4.93        -5.42                  2.69        -8.67
   2/23/01       1.47                  5.08        -8.56                 -3.62       -12.58
    3/2/01       1.55                  5.79        -8.33                 -3.72       -13.29
    3/9/01       1.63                  6.06        -7.54                 -4.35       -13.34
   3/16/01       1.71                  6.79       -14.86                -10.74       -19.16
   3/23/01       1.76                     7       -15.62                -10.42       -19.93
   3/30/01       2.58                  6.68       -13.95                  -8.9       -18.41
    4/6/01        2.7                  7.06        -12.7                -12.08       -20.65
   4/13/01       2.74                  6.14       -11.11                 -7.94       -16.78
   4/20/01       2.85                  6.13        -9.02                 -5.56       -12.59
   4/30/01       2.92                  6.22        -8.11                 -1.77       -12.07

MARKET OVERVIEW continued


UNEMPLOYMENT RISES TO HIGHEST LEVEL SINCE 1998.

For much of 2000, the main concern about unemployment was that it had fallen so low--under 4%--that it might help bring on inflation. That fear has now been replaced by its opposite: concern that unemployment may be rising rapidly. As of the report date, unemployment was at its highest level since 1998, and was more than 0.5% above its notable lows of just seven months earlier.

Job losses have affected almost every industry in the economy, which means that it may be difficult for the economy to rebound quickly. Among economic forecasters, the consensus is that unemployment is likely to keep on rising as the economy softens and companies put into effect the layoffs they announced earlier this year.

Source: Bureau of Labor Statistics.

--------------------------------------------------------------------------------
The country lost 223,000 jobs in April, many of them in the business services and manufacturing sectors.
--------------------------------------------------------------------------------


INFLATION REMAINS IN CHECK.

On a positive note, the soft economy and falling interest rates suggest that the risk of inflation is currently very low. Employers continue to benefit from strong worker productivity, which has helped to control labor costs, and consumer prices have been relatively stable.

At the same time, however, consumers are facing steep increases in the costs of gas and energy. Economists will be keeping a watch on gas and energy prices as summer approaches and demand for these resources goes up.


ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.
--------------------------------------------------------------------------------
The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior and therefore the funds during the report period.


REAL GDP GROWTH
Annualized growth rate for each quarter shown


The U.S. economy has grown steadily for the past ten years but slowed dramatically in the 4th quarter of 2000. Real GDP grew just 1% during the quarter. The economy grew modestly during Q1 2001, recording a gain of 1.3%.


                             [REAL GDP GROWTH CHART]

                          Q2 1991                 2.6
                          Q3 1991                 1.3
                          Q4 1991                 2.5
                          Q1 1992                 3.8
                          Q2 1992                 3.8
                          Q3 1992                 3.1
                          Q4 1992                 5.4
                          Q1 1993                 0.1
                          Q2 1993                 2.5
                          Q3 1993                 1.8
                          Q4 1993                 6.2
                          Q1 1994                 3.4
                          Q2 1994                 5.7
                          Q3 1994                 2.2
                          Q4 1994                   5
                          Q1 1995                 1.5
                          Q2 1995                 0.8
                          Q3 1995                 3.1
                          Q4 1995                 3.2
                          Q1 1996                 2.9
                          Q2 1996                 6.8
                          Q3 1996                   2
                          Q4 1996                 4.6
                          Q1 1997                 4.4
                          Q2 1997                 5.9
                          Q3 1997                 4.2
                          Q4 1997                 2.8
                          Q1 1998                 6.5
                          Q2 1998                 2.9
                          Q3 1998                 3.4
                          Q4 1998                 5.6
                          Q1 1999                 3.5
                          Q2 1999                 2.5
                          Q3 1999                 5.7
                          Q4 1999                 8.3
                          Q1 2000                 4.8
                          Q2 2000                 5.6
                          Q3 2000                 2.2
                          Q4 2000                   1
                          Q1 2001                 1.3


Gross domestic product, a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

STOCKS TUMBLE WHILE BONDS POST HEALTHY RETURNS.

The dramatic decline of equity markets that began in the last quarter of 2000 continued during the report period, leaving stocks in bear market territory for the first time in years. In the U.S. as well as overseas, stocks of all sizes posted negative returns for the period.

                      [PEOPLE BIDDING/STOCK MARKET PHOTO]

--------------------------------------------------------------------------------
Concerned about high valuations in the face of a slowing economy, investors fled stocks and turned to more conservative investments.
--------------------------------------------------------------------------------

The biggest declines were in the technology sector, where the dot-com boom of the past several years had driven market valuations to historic highs. As many of these new Internet startups began to downsize or go under, the technology sector collapsed, with the Nasdaq composite index losing more than a third of its value during the report period. However, stocks did rebound somewhat as the period came to a close, with most major indices posting positive gains for the month of April.

The bond market continued to perform relatively strongly, with positive returns for the report period. Bonds benefited from the U.S. Treasury's decision to use part of the surplus to buy back bonds, which reduced supply and increased returns on bond


U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

Unemployment rose dramatically during the period, reaching its highest level since 1998. The unemployment rate was 4.5% during April 2001 reflecting the widespread job cuts over the past few months.


                       [U.S. UNEMPLOYMENT RATE LINE GRAPH]

                     May-91                          6.9
                     Jun-91                          6.9
                     Jul-91                          6.8
                     Aug-91                          6.9
                     Sep-91                          6.9
                     Oct-91                            7
                     Nov-91                            7
                     Dec-91                          7.3
                     Jan-92                          7.3
                     Feb-92                          7.4
                     Mar-92                          7.4
                     Apr-92                          7.4
                     May-92                          7.6
                     Jun-92                          7.8
                     Jul-92                          7.7
                     Aug-92                          7.6
                     Sep-92                          7.6
                     Oct-92                          7.3
                     Nov-92                          7.4
                     Dec-92                          7.4
                     Jan-93                          7.3
                     Feb-93                          7.1
                     Mar-93                            7
                     Apr-93                          7.1
                     May-93                          7.1
                     Jun-93                            7
                     Jul-93                          6.9
                     Aug-93                          6.8
                     Sep-93                          6.7
                     Oct-93                          6.8
                     Nov-93                          6.6
                     Dec-93                          6.5
                     Jan-94                          6.8
                     Feb-94                          6.6
                     Mar-94                          6.5
                     Apr-94                          6.4
                     May-94                          6.1
                     Jun-94                          6.1
                     Jul-94                          6.3
                     Aug-94                            6
                     Sep-94                          5.8
                     Oct-94                          5.8
                     Nov-94                          5.6
                     Dec-94                          5.5
                     Jan-95                          5.6
                     Feb-95                          5.4
                     Mar-95                          5.3
                     Apr-95                          5.8
                     May-95                          5.8
                     Jun-95                          5.6
                     Jul-95                          5.6
                     Aug-95                          5.7
                     Sep-95                          5.6
                     Oct-95                          5.5
                     Nov-95                          5.7
                     Dec-95                          5.6
                     Jan-96                          5.6
                     Feb-96                          5.5
                     Mar-96                          5.6
                     Apr-96                          5.5
                     May-96                          5.6
                     Jun-96                          5.3
                     Jul-96                          5.5
                     Aug-96                          5.1
                     Sep-96                          5.2
                     Oct-96                          5.2
                     Nov-96                          5.3
                     Dec-96                          5.4
                     Jan-97                          5.3
                     Feb-97                          5.3
                     Mar-97                          5.1
                     Apr-97                            5
                     May-97                          4.7
                     Jun-97                            5
                     Jul-97                          4.7
                     Aug-97                          4.9
                     Sep-97                          4.7
                     Oct-97                          4.7
                     Nov-97                          4.6
                     Dec-97                          4.7
                     Jan-98                          4.5
                     Feb-98                          4.6
                     Mar-98                          4.6
                     Apr-98                          4.3
                     May-98                          4.3
                     Jun-98                          4.5
                     Jul-98                          4.5
                     Aug-98                          4.5
                     Sep-98                          4.5
                     Oct-98                          4.5
                     Nov-98                          4.4
                     Dec-98                          4.3
                     Jan-99                          4.3
                     Feb-99                          4.4
                     Mar-99                          4.2
                     Apr-99                          4.3
                     May-99                          4.2
                     Jun-99                          4.3
                     Jul-99                          4.3
                     Aug-99                          4.2
                     Sep-99                          4.2
                     Oct-99                          4.1
                     Nov-99                          4.1
                     Dec-99                          4.1
                     Jan-00                            4
                     Feb-00                          4.1
                     Mar-00                          4.1
                     Apr-00                          3.9
                     May-00                          4.1
                     Jun-00                            4
                     Jul-00                            4
                     Aug-00                          4.1
                     Sep-00                          3.9
                     Oct-00                          3.9
                     Nov-00                            4
                     Dec-00                            4
                     Jan-01                          4.2
                     Feb-01                          4.2
                     Mar-01                          4.3
                     Apr-01                          4.5


This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.

MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 3.3% for the 12 months ended April 30, 2001 (2.6% if food and energy are excluded). ECI rose 4.1% for the 12 months ended March 31, 2001.


                       [MEASURE OF INFLATION LINE GRAPH]


Employment Cost Index                                      Consumer Price Index


     Date        Consumer Price Index      Date            Employment Cost Index
    May-91                 5               Jun-91                   4.6
    Jun-91               4.7               Sep-91                   4.3
    Jul-91               4.4               Dec-91                   4.3
    Aug-91               3.8               Mar-92                     4
    Sep-91               3.4               Jun-92                   3.6
    Oct-91               2.9               Sep-92                   3.5
    Nov-91                 3               Dec-92                   3.5
    Dec-91               3.1               Mar-93                   3.5
    Jan-92               2.6               Jun-93                   3.6
    Feb-92               2.8               Sep-93                   3.6
    Mar-92               3.2               Dec-93                   3.5
    Apr-92               3.2               Mar-94                   3.2
    May-92                 3               Jun-94                   3.2
    Jun-92               3.1               Sep-94                   3.2
    Jul-92               3.2               Dec-94                     3
    Aug-92               3.1               Mar-95                   2.9
    Sep-92                 3               Jun-95                   2.9
    Oct-92               3.2               Sep-95                   2.7
    Nov-92                 3               Dec-95                   2.7
    Dec-92               2.9               Mar-96                   2.8
    Jan-93               3.3               Jun-96                   2.9
    Feb-93               3.2               Sep-96                   2.8
    Mar-93               3.1               Dec-96                   2.9
    Apr-93               3.2               Mar-97                   2.9
    May-93               3.2               Jun-97                   2.8
    Jun-93                 3               Sep-97                     3
    Jul-93               2.8               Dec-97                   3.3
    Aug-93               2.8               Mar-98                   3.3
    Sep-93               2.7               Jun-98                   3.5
    Oct-93               2.8               Sep-98                   3.7
    Nov-93               2.7               Dec-98                   3.4
    Dec-93               2.7               Mar-99                     3
    Jan-94               2.5               Jun-99                   3.2
    Feb-94               2.5               Sep-99                   3.1
    Mar-94               2.5               Dec-99                   3.4
    Apr-94               2.4               Mar-00                   4.3
    May-94               2.3               Jun-00                   4.4
    Jun-94               2.5               Sep-00                   4.3
    Jul-94               2.8               Dec-00                   4.1
    Aug-94               2.9               Mar-01                   4.1
    Sep-94                 3
    Oct-94               2.6
    Nov-94               2.7
    Dec-94               2.7
    Jan-95               2.8
    Feb-95               2.9
    Mar-95               2.9
    Apr-95               3.1
    May-95               3.2
    Jun-95                 3
    Jul-95               2.8
    Aug-95               2.6
    Sep-95               2.5
    Oct-95               2.8
    Nov-95               2.6
    Dec-95               2.5
    Jan-96               2.7
    Feb-96               2.7
    Mar-96               2.8
    Apr-96               2.9
    May-96               2.9
    Jun-96               2.8
    Jul-96                 3
    Aug-96               2.9
    Sep-96                 3
    Oct-96                 3
    Nov-96               3.3
    Dec-96               3.3
    Jan-97                 3
    Feb-97                 3
    Mar-97               2.8
    Apr-97               2.5
    May-97               2.2
    Jun-97               2.3
    Jul-97               2.2
    Aug-97               2.2
    Sep-97               2.2
    Oct-97               2.1
    Nov-97               1.8
    Dec-97               1.7
    Jan-98               1.6
    Feb-98               1.4
    Mar-98               1.4
    Apr-98               1.4
    May-98               1.7
    Jun-98               1.7
    Jul-98               1.7
    Aug-98               1.6
    Sep-98               1.5
    Oct-98               1.5
    Nov-98               1.5
    Dec-98               1.6
    Jan-99               1.7
    Feb-99               1.6
    Mar-99               1.7
    Apr-99               2.3
    May-99               2.1
    Jun-99                 2
    Jul-99               2.1
    Aug-99               2.3
    Sep-99               2.6
    Oct-99               2.6
    Nov-99               2.6
    Dec-99               2.7
    Jan-00               2.7
    Feb-00               3.2
    Mar-00               3.7
    Apr-00                 3
    May-00               3.1
    Jun-00               3.7
    Jul-00               3.7
    Aug-00               3.4
    Sep-00               3.5
    Oct-00               3.4
    Nov-00               3.4
    Dec-00               3.4
     1-Jan               3.7
     1-Feb               3.5
     1-Mar               2.9
     1-Apr


The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

MARKET OVERVIEW Continued

--------------------------------------------------------------------------------
In spite of the many signs of economic weakness to date, it's still unclear whether the economy will shrink or grow in the second half of 2001.
--------------------------------------------------------------------------------

investments. Bond performance also got a boost as investors looking for alternatives to stocks competed for a limited supply of bonds. The Fed's reduction of short-term interest rates only helped to boost returns on bonds, while also lifting the performance of short-term debt securities.


ON THE HORIZON: SLOWER GROWTH.

Recent evidence indicates that the economy has indeed slowed and while there has been talk of a possible recession in the press, it is unclear whether the economy will continue to slow or avoid a downturn. The Fed has certainly indicated that it is concerned about a recession by aggressively reducing interest rates, in order to increase the level of economic activity. The slowdown provided momentum for President Bush's proposed tax-cut package, which was passed by Congress after the close of the report period. The hope is that the combination of lower short-term rates and the tax cut will provide the necessary stimulus to avoid an economic downturn, while setting the stage for continued growth during the second half of the year.


S&P 500(R) PRICE/EARNINGS RATIO (P/E)
Dollar-weighted average P/E for all stocks in the index


Despite the recent downturn in stocks, the P/E ratio of the S&P 500 ended the report period at 28.14 a level significantly above the 30-year average of 16.15.


                [S&P 500 PRICE/EARNINGS RATIO (P/E) LINE GRAPH]


S&P 500 P/E Ratio                              S&P 500 P/E Ratio 30 Year Average

                            S&P 500 P/E Ratio        30 Year Average
         May-91                   18.23                   15.8
         Jun-91                    17.7                   15.8
         Jul-91                   18.37                   15.8
         Aug-91                   20.35                   15.8
         Sep-91                   19.98                   15.8
         Oct-91                   20.37                   15.8
         Nov-91                   20.99                   15.8
         Dec-91                   22.89                   15.8
         Jan-92                   23.03                   15.8
         Feb-92                   25.78                   15.8
         Mar-92                   25.51                   15.8
         Apr-92                   26.03                   15.8
         May-92                   25.22                   15.8
         Jun-92                   25.23                   15.8
         Jul-92                   26.08                   15.8
         Aug-92                   24.22                   15.8
         Sep-92                    24.7                   15.8
         Oct-92                   24.64                   15.8
         Nov-92                    23.8                   15.8
         Dec-92                   24.31                   15.8
         Jan-93                   24.29                   15.8
         Feb-93                   24.44                   15.8
         Mar-93                   23.48                   15.8
         Apr-93                   22.92                   15.8
         May-93                   22.96                   15.8
         Jun-93                    22.9                   15.8
         Jul-93                   22.91                   15.8
         Aug-93                   24.21                   15.8
         Sep-93                   23.77                   15.8
         Oct-93                   24.04                   15.8
         Nov-93                   22.52                   15.8
         Dec-93                   22.95                   15.8
         Jan-94                   22.98                   15.8
         Feb-94                   21.17                   15.8
         Mar-94                   20.34                   15.8
         Apr-94                    20.1                   15.8
         May-94                   20.16                   15.8
         Jun-94                   19.77                   15.8
         Jul-94                   18.63                   15.8
         Aug-94                   18.91                   15.8
         Sep-94                   18.32                   15.8
         Oct-94                   17.51                   15.8
         Nov-94                   16.56                   15.8
         Dec-94                   16.98                   15.8
         Jan-95                   16.05                   15.8
         Feb-95                   16.22                   15.8
         Mar-95                   16.47                   15.8
         Apr-95                      16                   15.8
         May-95                   16.45                   15.8
         Jun-95                   16.77                   15.8
         Jul-95                   16.61                   15.8
         Aug-95                   16.18                   15.8
         Sep-95                   16.85                   15.8
         Oct-95                   16.18                   15.8
         Nov-95                   17.86                   15.8
         Dec-95                   17.41                   15.8
         Jan-96                   18.29                   15.8
         Feb-96                   18.57                   15.8
         Mar-96                   18.94                   15.8
         Apr-96                   19.16                   15.8
         May-96                   19.48                   15.8
         Jun-96                    19.3                   15.8
         Jul-96                   18.31                   15.8
         Aug-96                   18.62                   15.8
         Sep-96                   19.73                   15.8
         Oct-96                   19.59                   15.8
         Nov-96                   21.06                   15.8
         Dec-96                   20.77                   15.8
         Jan-97                   20.52                   15.8
         Feb-97                   20.95                   15.8
         Mar-97                   19.87                   15.8
         Apr-97                   20.23                   15.8
         May-97                   21.45                   15.8
         Jun-97                   22.44                   15.8
         Jul-97                   23.99                   15.8
         Aug-97                   22.74                   15.8
         Sep-97                      24                   15.8
         Oct-97                   22.84                   15.8
         Nov-97                   24.12                   15.8
         Dec-97                   24.53                   15.8
         Jan-98                   25.03                   15.8
         Feb-98                   26.49                   15.8
         Mar-98                   27.98                   15.8
         Apr-98                   26.69                   15.8
         May-98                   26.15                   15.8
         Jun-98                   27.27                   15.8
         Jul-98                   26.94                   15.8
         Aug-98                    22.9                   15.8
         Sep-98                   24.35                   15.8
         Oct-98                   28.07                   15.8
         Nov-98                   30.31                   15.8
         Dec-98                   32.15                   15.8
         Jan-99                   33.9                    15.8
         Feb-99                   32.64                   15.8
         Mar-99                   33.92                   15.8
         Apr-99                    33.9                   15.8
         May-99                   32.74                   15.8
         Jun-99                    34.7                   15.8
         Jul-99                   31.31                   15.8
         Aug-99                   31.21                   15.8
         Sep-99                   30.39                   15.8
         Oct-99                   30.41                   15.8
         Nov-99                   30.65                   15.8
         Dec-99                   32.53                   15.8
         Jan-00                   29.78                   15.8
         Feb-00                   28.59                   15.8
         Mar-00                    31.5                   15.8
         Apr-00                   29.41                   15.8
         May-00                   28.82                   15.8
         Jun-00                   29.31                   15.8
         Jul-00                   28.94                   15.8
         Aug-00                   30.35                   15.8
         Sep-00                   28.64                   15.8
         Oct-00                    27.5                   15.8
         Nov-00                   25.42                   15.8
         Dec-00                   25.39                   15.8
         Jan-01                   27.96                   15.8
         Feb-01                   25.32                   15.8
         Mar-01                    24.1                   15.8
         Apr-01                   28.14                   15.8


P/E is stock price divided by earnings per share (for one company or, as here, an entire index). P/E indicates the value that investors have placed on a stock, or group of them, relative to earnings. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.

Data source: Bloomberg L.P.


YIELDS OF U.S. TREASURY BONDS
Effective yields of five-year and ten-year Treasuries

With its buyback program, the Treasury emerged as a major customer for its own bonds, driving prices up (and yields down) during the report period.


                   [YIELDS OF U.S. TREASURY BONDS LINE GRAPH]


Five Year Treasury Bond Yield                       Ten Year Treasury Bond Yield

                             Five Year Treasury     Ten Year Treasury
                                 Bond Yield            Bond Yield
          05/03/91                  7.66                  8.04
          05/10/91                  7.75                   8.1
          05/17/91                  7.75                  8.09
          05/24/91                  7.69                  8.09
          05/31/91                  7.71                  8.06
          06/07/91                  7.95                  8.28
          06/14/91                  7.92                  8.27
          06/21/91                  7.94                  8.32
          06/28/91                  7.88                  8.23
          07/05/91                  8.01                  8.34
          07/12/91                  7.91                  8.26
          07/19/91                   7.9                  8.28
          07/26/91                  7.81                   8.2
          08/02/91                  7.63                  8.06
          08/09/91                  7.49                  7.98
          08/16/91                  7.31                  7.83
          08/23/91                  7.37                  7.87
          08/30/91                  7.34                  7.82
          09/06/91                  7.24                  7.76
          09/13/91                  7.11                  7.64
          09/20/91                  7.07                  7.57
          09/27/91                  6.95                  7.48
          10/04/91                  6.79                  7.39
          10/11/91                  6.81                  7.45
          10/18/91                  6.86                  7.51
          10/25/91                  6.97                  7.67
          11/01/91                  6.72                  7.48
          11/08/91                  6.67                  7.42
          11/15/91                  6.53                  7.31
          11/22/91                  6.55                  7.45
          11/29/91                  6.48                  7.38
          12/06/91                  6.29                  7.23
          12/13/91                  6.27                  7.21
          12/20/91                  6.04                  6.97
          12/27/91                  6.01                  6.83
          01/03/92                  6.03                  6.84
          01/10/92                  6.12                  6.85
          01/17/92                  6.33                  7.09
          01/24/92                  6.41                  7.24
          01/31/92                  6.43                  7.28
          02/07/92                  6.36                  7.18
          02/14/92                  6.64                  7.39
          02/21/92                  6.76                  7.45
          02/28/92                  6.57                  7.25
          03/06/92                  6.85                  7.48
          03/13/92                  7.13                   7.7
          03/20/92                   7.1                  7.63
          03/27/92                  6.95                  7.52
          04/03/92                  6.75                   7.4
          04/10/92                  6.62                  7.36
          04/17/92                  6.77                  7.45
          04/24/92                  6.83                  7.52
          05/01/92                  6.82                  7.55
          05/08/92                  6.72                  7.41
          05/15/92                  6.59                  7.29
          05/22/92                   6.7                  7.35
          05/29/92                  6.61                  7.32
          06/05/92                  6.56                  7.31
          06/12/92                  6.49                  7.28
          06/19/92                  6.43                  7.24
          06/26/92                  6.33                  7.15
          07/03/92                  6.03                  6.93
          07/10/92                  5.91                  6.92
          07/17/92                   5.8                   6.9
          07/24/92                  5.65                  6.74
          07/31/92                  5.83                  6.71
          08/07/92                  5.56                  6.56
          08/14/92                  5.51                  6.52
          08/21/92                  5.51                  6.52
          08/28/92                  5.61                  6.63
          09/04/92                  5.29                   6.4
          09/11/92                  5.32                  6.36
          09/18/92                  5.39                  6.41
          09/25/92                  5.35                  6.41
          10/02/92                  5.21                  6.25
          10/09/92                  5.51                  6.52
          10/16/92                  5.55                  6.59
          10/23/92                  5.88                  6.81
          10/30/92                  5.89                  6.79
          11/06/92                  6.03                  6.97
          11/13/92                  6.01                  6.82
          11/20/92                  6.06                  6.83
          11/27/92                  6.24                  6.92
          12/04/92                   6.1                  6.82
          12/11/92                  6.11                  6.79
          12/18/92                  6.06                  6.74
          12/25/92                  6.03                  6.68
          01/01/93                     6                  6.69
          01/08/93                  5.96                  6.73
          01/15/93                  5.79                  6.59
          01/22/93                  5.74                  6.54
          01/29/93                  5.55                  6.36
          02/05/93                  5.43                  6.31
          02/12/93                  5.62                  6.33
          02/19/93                  5.28                  6.15
          02/26/93                  5.21                  6.02
          03/05/93                   5.1                  5.86
          03/12/93                  5.35                  6.12
          03/19/93                  5.17                  5.96
          03/26/93                  5.34                  6.09
          04/02/93                   5.3                  6.16
          04/09/93                  5.12                  5.97
          04/16/93                  5.06                  5.89
          04/23/93                  5.05                  5.89
          04/30/93                  5.11                  6.01
          05/07/93                  5.03                   5.9
          05/14/93                  5.19                  6.02
          05/21/93                  5.32                  6.14
          05/28/93                  5.37                  6.15
          06/04/93                  5.36                  6.09
          06/11/93                  5.21                  5.97
          06/18/93                  5.21                  5.94
          06/25/93                  5.12                  5.81
          07/02/93                  4.98                  5.75
          07/09/93                     5                  5.74
          07/16/93                  4.99                  5.69
          07/23/93                  5.26                  5.93
          07/30/93                  5.15                  5.81
          08/06/93                  5.15                  5.84
          08/13/93                  5.06                  5.72
          08/20/93                  4.96                  5.62
          08/27/93                  4.85                  5.49
          09/03/93                  4.64                   5.3
          09/10/93                  4.67                  5.28
          09/17/93                  4.75                  5.38
          09/24/93                  4.77                  5.39
          10/01/93                  4.73                  5.34
          10/08/93                  4.62                  5.26
          10/15/93                  4.58                  5.17
          10/22/93                  4.76                   5.4
          10/29/93                  4.85                  5.43
          11/05/93                  5.11                  5.73
          11/12/93                  5.01                  5.65
          11/19/93                  5.16                  5.84
          11/26/93                  5.08                  5.74
          12/03/93                  5.14                  5.76
          12/10/93                  5.15                  5.74
          12/17/93                  5.14                  5.77
          12/24/93                  5.11                  5.69
          12/31/93                  5.21                   5.8
          01/07/94                  5.02                  5.65
          01/14/94                   5.1                  5.73
          01/21/94                  5.04                  5.68
          01/28/94                  5.01                  5.64
          02/04/94                   5.3                  5.87
          02/11/94                  5.33                  5.88
          02/18/94                  5.52                  6.09
          02/25/94                  5.64                   6.2
          03/04/94                  5.82                  6.37
          03/11/94                  5.89                  6.45
          03/18/94                  5.98                   6.5
          03/25/94                  6.12                  6.64
          04/01/94                  6.45                  6.94
          04/08/94                  6.45                  6.93
          04/15/94                   6.5                  6.96
          04/22/94                  6.54                  6.94
          04/29/94                  6.64                  7.04
          05/06/94                  6.96                  7.35
          05/13/94                  6.87                  7.28
          05/20/94                  6.59                  7.02
          05/27/94                  6.72                  7.12
          06/03/94                  6.61                  6.99
          06/10/94                   6.6                  7.02
          06/17/94                   6.7                  7.13
          06/24/94                  6.84                  7.21
          07/01/94                  6.95                  7.32
          07/08/94                  7.04                  7.42
          07/15/94                  6.84                  7.25
          07/22/94                  6.91                  7.28
          07/29/94                  6.73                  7.11
          08/05/94                  6.93                  7.27
          08/12/94                  6.95                  7.29
          08/19/94                   6.9                  7.26
          08/26/94                  6.87                  7.23
          09/02/94                  6.81                   7.2
          09/09/94                  7.05                  7.43
          09/16/94                  7.12                   7.5
          09/23/94                   7.2                  7.56
          09/30/94                  7.28                  7.61
          10/07/94                  7.34                  7.69
          10/14/94                  7.25                   7.6
          10/21/94                  7.45                  7.79
          10/28/94                  7.47                   7.8
          11/04/94                  7.72                  8.03
          11/11/94                   7.7                  7.99
          11/18/94                  7.79                  8.01
          11/25/94                  7.65                  7.79
          12/02/94                  7.71                  7.81
          12/09/94                  7.75                  7.79
          12/16/94                  7.76                   7.8
          12/23/94                  7.84                  7.83
          12/30/94                  7.83                  7.82
          01/06/95                  7.87                  7.86
          01/13/95                  7.63                  7.68
          01/20/95                  7.79                  7.81
          01/27/95                  7.55                  7.62
          02/03/95                  7.41                   7.5
          02/10/95                  7.54                  7.61
          02/17/95                  7.34                  7.42
          02/24/95                  7.15                  7.31
          03/03/95                  7.18                  7.34
          03/10/95                  7.06                  7.22
          03/17/95                  6.96                  7.11
          03/24/95                  6.92                  7.08
          03/31/95                  7.08                   7.2
          04/07/95                  6.94                  7.11
          04/14/95                  6.81                  7.02
          04/21/95                  6.76                     7
          04/28/95                  6.89                  7.06
          05/05/95                  6.45                  6.68
          05/12/95                  6.45                  6.67
          05/19/95                  6.45                  6.63
          05/26/95                  6.18                   6.4
          06/02/95                  5.83                   6.1
          06/09/95                  6.21                   6.4
          06/16/95                  5.95                   6.2
          06/23/95                  5.81                  6.05
          06/30/95                  5.97                  6.21
          07/07/95                  5.76                  6.05
          07/14/95                   5.9                  6.16
          07/21/95                  6.27                  6.53
          07/28/95                  6.22                  6.47
          08/04/95                  6.21                  6.49
          08/11/95                  6.38                  6.61
          08/18/95                  6.36                  6.56
          08/25/95                  6.11                  6.35
          09/01/95                  6.02                  6.23
          09/08/95                  6.03                  6.22
          09/15/95                  5.93                  6.13
          09/22/95                  6.06                  6.24
          09/29/95                  6.02                  6.18
          10/06/95                  5.88                  6.06
          10/13/95                   5.8                  5.96
          10/20/95                   5.9                  6.04
          10/27/95                  5.83                  6.04
          11/3/95                    5.7                  5.94
          11/10/95                  5.77                     6
          11/17/95                  5.65                  5.91
          11/24/95                  5.69                  5.91
          12/1/95                    5.5                  5.71
          12/8/95                   5.56                  5.72
          12/15/95                  5.57                  5.76
          12/22/95                   5.5                  5.71
          12/29/95                  5.38                  5.57
          01/05/96                  5.41                  5.67
          01/12/96                  5.43                  5.74
          01/19/96                  5.27                  5.53
          01/26/96                  5.33                  5.63
          02/02/96                  5.26                  5.67
          02/09/96                  5.23                  5.66
          02/16/96                   5.3                  5.78
          02/23/96                  5.51                  5.96
          03/01/96                  5.58                  5.96
          03/08/96                  6.06                  6.41
          03/15/96                  6.18                  6.45
          03/22/96                  6.06                  6.33
          03/29/96                  6.09                  6.33
          04/05/96                  6.38                  6.55
          04/12/96                  6.29                   6.5
          04/19/96                  6.32                  6.52
          04/26/96                  6.28                  6.53
          05/03/96                   6.6                   6.9
          05/10/96                  6.47                  6.75
          05/17/96                  6.41                  6.65
          05/24/96                  6.41                  6.51
          05/31/96                  6.63                  6.85
          06/07/96                   6.7                   6.9
          06/14/96                   6.7                  6.93
          06/21/96                  6.72                  6.95
          06/28/96                  6.46                  6.71
          07/05/96                  6.82                  7.15
          07/12/96                  6.65                  6.86
          07/19/96                  6.57                  6.79
          07/26/96                  6.63                  6.85
          08/02/96                  6.27                  6.51
          08/09/96                  6.22                  6.48
          08/16/96                   6.3                  6.55
          08/23/96                  6.51                  6.75
          08/30/96                  6.72                  6.94
          09/06/96                   6.7                  6.92
          09/13/96                  6.47                  6.72
          09/20/96                  6.62                  6.84
          09/27/96                  6.44                  6.68
          10/04/96                  6.21                  6.48
          10/11/96                  6.28                  6.55
          10/18/96                  6.25                   6.5
          10/25/96                  6.26                  6.54
          11/01/96                  6.11                  6.38
          11/08/96                  6.03                  6.25
          11/15/96                  5.96                  6.18
          11/22/96                  5.93                  6.14
          11/29/96                  5.83                  6.04
          12/06/96                  5.99                  6.24
          12/13/96                  6.05                  6.31
          12/20/96                  6.14                  6.36
          12/27/96                  6.08                  6.29
          01/03/97                  6.27                   6.5
          01/10/97                  6.38                  6.61
          01/17/97                  6.31                  6.54
          01/24/97                  6.39                  6.62
          01/31/97                  6.25                  6.49
          02/07/97                  6.15                   6.4
          02/14/97                  6.06                  6.27
          02/21/97                  6.16                  6.37
          02/28/97                  6.39                  6.55
          03/07/97                  6.37                  6.54
          03/14/97                  6.52                  6.69
          03/21/97                  6.62                  6.75
          03/28/97                  6.78                  6.91
          04/04/97                  6.76                  6.91
          04/11/97                  6.84                  6.97
          04/18/97                  6.71                  6.83
          04/25/97                  6.84                  6.94
          05/02/97                  6.51                  6.64
          05/09/97                  6.52                  6.67
          05/16/97                  6.55                  6.72
          05/23/97                  6.58                  6.74
          05/30/97                   6.5                  6.59
          06/06/97                  6.37                  6.49
          06/13/97                  6.25                  6.43
          06/20/97                  6.27                  6.37
          06/27/97                  6.33                  6.45
          07/04/97                  6.19                  6.31
          07/11/97                  6.12                  6.22
          07/18/97                  6.14                  6.24
          07/25/97                  6.08                  6.18
          08/01/97                  6.07                  6.18
          08/08/97                  6.22                  6.37
          08/15/97                  6.06                  6.24
          08/22/97                  6.19                  6.36
          08/29/97                  6.22                  6.34
          09/05/97                  6.23                  6.35
          09/12/97                  6.17                  6.28
          09/19/97                  6.01                  6.09
          09/26/97                  5.99                  6.08
          10/03/97                  5.87                  5.99
          10/10/97                  6.02                  6.14
          10/17/97                  6.08                  6.16
          10/24/97                   5.9                  5.98
          10/31/97                  5.71                  5.83
          11/07/97                  5.81                   5.9
          11/14/97                   5.8                  5.88
          11/21/97                  5.75                  5.81
          11/28/97                  5.84                  5.87
          12/05/97                  5.88                  5.91
          12/12/97                  5.69                  5.73
          12/19/97                  5.71                  5.74
          12/26/97                  5.71                  5.74
          01/02/98                  5.61                  5.65
          01/09/98                  5.25                  5.41
          01/16/98                   5.4                  5.53
          01/23/98                  5.52                  5.69
          01/30/98                  5.38                  5.05
          02/06/98                  5.47                  5.62
          02/13/98                  5.42                  5.48
          02/20/98                  5.49                  5.54
          02/27/98                  5.59                  5.62
          03/06/98                  5.65                  5.71
          03/13/98                  5.53                  5.58
          03/20/98                  5.55                  5.56
          03/27/98                  5.68                  5.68
          04/03/98                  5.49                  5.48
          04/10/98                  5.56                  5.58
          04/17/98                  5.56                  5.59
          04/24/98                  5.63                  5.66
          05/01/98                  5.62                  5.66
          05/08/98                  5.65                  5.71
          05/15/98                  5.67                  5.68
          05/22/98                  5.64                  5.64
          05/29/98                  5.55                  5.55
          06/05/98                  5.59                  5.58
          06/12/98                  5.45                  5.43
          06/19/98                  5.51                  5.46
          06/26/98                  5.49                  5.45
          07/03/98                  5.41                  5.41
          07/10/98                   5.4                  5.41
          07/17/98                  5.49                  5.51
          07/24/98                  5.48                  5.46
          07/31/98                   5.5                  5.49
          08/07/98                  5.38                   5.4
          08/14/98                  5.33                  5.39
          08/21/98                  5.19                  5.29
          08/28/98                   4.9                  5.06
          09/04/98                  4.89                  5.01
          09/11/98                  4.65                  4.83
          09/18/98                  4.52                   4.7
          09/25/98                  4.37                  4.56
          10/02/98                  4.08                  4.28
          10/09/98                  4.46                  4.78
          10/16/98                  4.04                  4.44
          10/23/98                   4.3                   4.7
          10/30/98                  4.23                  4.61
          11/06/98                  4.59                  4.94
          11/13/98                   4.5                  4.81
          11/20/98                   4.6                  4.81
          11/27/98                  4.59                  4.81
          12/04/98                  4.39                  4.63
          12/11/98                  4.39                  4.62
          12/18/98                  4.36                  4.56
          12/25/98                  4.71                  4.85
          01/01/99                  4.54                  4.65
          01/08/99                  4.73                  4.87
          01/15/99                  4.55                  4.69
          01/22/99                  4.52                  4.62
          01/29/99                  4.55                  4.65
          02/05/99                  4.86                  4.94
          02/12/99                  4.96                  5.05
          02/19/99                  4.99                  5.07
          02/26/99                  5.22                  5.29
          03/05/99                  5.22                  5.31
          03/12/99                  5.06                  5.15
          03/19/99                  5.08                  5.18
          03/26/99                  5.08                   5.2
          04/02/99                  4.96                  5.19
          04/09/99                  4.96                  5.05
          04/16/99                  5.11                  5.22
          04/23/99                  5.14                  5.25
          04/30/99                  5.21                  5.35
          05/07/99                  5.37                  5.54
          05/14/99                   5.5                  5.63
          05/21/99                  5.43                   5.5
          05/28/99                  5.58                  5.62
          06/04/99                  5.73                  5.81
          06/11/99                  5.91                  6.03
          06/18/99                  5.73                  5.83
          06/25/99                  5.89                  6.01
          07/02/99                  5.69                  5.83
          07/09/99                  5.69                  5.83
          07/16/99                  5.55                  5.67
          07/23/99                  5.69                  5.84
          07/30/99                  5.79                   5.9
          08/06/99                  5.91                  6.04
          08/13/99                  5.86                  5.98
          08/20/99                  5.77                  5.88
          08/27/99                  5.77                  5.86
          09/03/99                  5.77                  5.89
          09/10/99                  5.78                   5.9
          09/17/99                  5.75                  5.87
          09/24/99                  5.66                  5.77
          10/01/99                  5.86                  5.97
          10/08/99                  5.95                  6.03
          10/15/99                  5.97                  6.07
          10/22/99                   6.1                  6.19
          10/29/99                  5.95                  6.02
          11/05/99                  5.86                  5.93
          11/12/99                  5.86                  5.93
          11/19/99                  5.99                  6.06
          11/26/99                  6.05                  6.12
          12/03/99                  6.07                  6.16
          12/10/99                  5.98                  6.07
          12/17/99                  6.19                  6.28
          12/24/99                  6.31                  6.41
          12/31/99                  6.34                  6.44
          01/07/00                  6.41                  6.52
          01/14/00                  6.58                  6.68
          01/21/00                  6.63                  6.77
          01/28/00                  6.66                  6.66
          02/04/00                  6.65                  6.55
          02/11/00                   6.7                   6.6
          02/18/00                  6.68                  6.49
          02/25/00                  6.47                  6.33
          03/03/00                  6.59                  6.39
          03/10/00                   6.6                  6.38
          03/17/00                  6.45                  6.19
          03/24/00                   6.5                  6.19
          03/31/00                  6.31                     6
          04/07/00                  6.18                  5.58
          04/14/00                  6.11                  5.58
          04/21/00                  6.24                  5.99
          04/28/00                  6.54                  6.21
          05/05/00                  6.76                  6.51
          05/12/00                  6.77                  6.51
          05/19/00                   6.7                  6.49
          05/26/00                  6.57                  6.33
          06/02/00                  6.37                  6.15
          06/09/00                  6.36                  6.13
          06/16/00                  6.18                  5.97
          06/23/00                  6.37                  6.19
          06/30/00                  6.19                  6.03
          07/07/00                   6.1                     6
          07/14/00                  6.24                   6.1
          07/21/00                  6.13                     6
          07/28/00                  6.14                  6.03
          08/04/00                  6.01                   5.9
          08/11/00                  6.06                  5.79
          08/18/00                  6.08                  5.77
          08/25/00                  6.01                  5.73
          09/01/00                   5.9                  5.68
          09/08/00                  5.93                  5.74
          09/15/00                  5.91                  5.84
          09/22/00                  5.93                  5.85
          09/29/00                  5.85                   5.8
          10/06/00                   5.9                  5.81
          10/13/00                  5.72                  5.72
          10/20/00                  5.67                  5.63
          10/27/00                  5.79                  5.71
          11/03/00                  5.86                  5.83
          11/10/00                  5.73                  5.78
          11/17/00                  5.68                   5.7
          11/24/00                  5.61                  5.62
          12/01/00                  5.45                   5.5
          12/08/00                  5.26                   5.3
          12/15/00                  5.14                  5.18
          12/22/00                   4.9                  5.01
          12/29/00                  4.98                  5.11
          01/05/01                  4.66                  4.93
          01/12/01                  4.95                  5.25
          01/19/01                  4.81                  5.17
          01/26/01                  4.91                  5.27
          02/02/01                  4.84                  5.15
          02/09/01                  4.82                  5.03
          02/16/01                   4.9                  5.11
          02/23/01                  4.84                   5.1
          03/02/01                  4.72                  4.95
          03/09/01                  4.71                  4.93
          03/16/01                  4.49                  4.77
          03/23/01                   4.5                  4.82
          03/30/01                  4.56                  4.92
          04/06/01                  4.48                  4.89
          04/13/01                  4.76                  5.16
          04/20/01                  4.81                  5.29
          04/27/01                  4.86                  5.33
          04/30/01                  4.89                  5.34


Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.

Data source: Bloomberg L.P.

SCHWAB

MarketTrack All Equity Portfolio

                              [PHOTO OF GERI HOM]

"The first quarter of 2001 was among the worst ever for equity returns. However, the equity markets were eventually helped in April by interest rate cuts."

       Portfolio Manager
       Geri Hom

GERI HOM, a vice president of the investment adviser, is responsible for the day-to-day management of the equity portions of the Schwab MarketTrack Portfolios(R). Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

                        TICKER SYMBOL           SWEGX
              ----------------------------------------------
                                         INVESTMENT STYLE 1
                                       VALUE   BLEND  GROWTH

              MARKET CAP 1

                LARGE                   [ ]     [X]     [ ]

                MEDIUM                  [ ]     [ ]     [ ]

                SMALL                   [ ]     [ ]     [ ]

This portfolio could be appropriate for investors seeking a composite of U.S. and international stock market performance in a single fund.
--------------------------------------------------------------------------------

THE PORTFOLIO SEEKS HIGH CAPITAL GROWTH THROUGH AN ALL-STOCK PORTFOLIO.


MANAGER'S PERSPECTIVE

THE REPORT PERIOD SAW STOCKS SUFFER THROUGH EXTREME VOLATILITY, WHICH WAS EXACERBATED BY FIRST QUARTER EARNINGS WARNINGS FROM NUMEROUS COMPANIES. Investors reacted to the lowered earnings expectations by abandoning stocks in favor of more conservative investments.

THE FIRST QUARTER OF 2001 WAS AMONG THE WORST EVER FOR EQUITY RETURNS. The Dow Jones Industrial Average had its worst first quarter performance since 1960, while the Nasdaq had its worst first quarter ever. The equity markets were eventually helped by the Federal Reserve Bank's decision to aggressively cut interest rates. The cuts helped stocks rebound in April, with the major indices posting gains for the month.

MAJOR FACTORS FOR THE PORTFOLIO DURING THE PERIOD INCLUDED THE STRUGGLING ECONOMIES OF THE UNITED STATES AND JAPAN, WHICH LED TO POOR PERFORMANCE OF LARGE-CAP U.S. STOCKS AND INTERNATIONAL EQUITIES. However, equities in general gained strength as the period ended: the portfolio earned a positive return in the month of April.

PRIOR TO THE RECENT ECONOMIC SLOWDOWN, THE GAINS IN THE EQUITY MARKETS WERE LARGELY CONCENTRATED IN THE TECHNOLOGY AND COMMUNICATION SECTORS. As the economy works its way through these volatile times, we believe that long-term equity investors will want to have exposure to all major equity market segments, as it is difficult to predict which ones will do well. The MarketTrack All Equity Portfolio is well positioned to provide this exposure for investors.


1 Source: Morningstar, Inc. This style assessment is the result of comparing the portfolio with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the portfolio as of 4/30/01, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future.

ALL EQUITY PORTFOLIO


PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the portfolio with the S&P 500(R) Index and the All Equity Composite Index.

                         [AVERAGE ANNUAL TOTAL RETURNS]

                                                                    ALL EQUITY
                           PORTFOLIO 1       S&P 500 INDEX       COMPOSITE INDEX 2
Total Return

6 Months 3                    (9.72%)           (12.07%)             (10.08%)

1 Year                       (12.12%)           (12.97%)             (11.91%)

Since Inception: 5/20/98       3.54%              5.42%                N/A

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the S&P 500 Index and the All Equity Composite Index.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

                [PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]

                                               S&P 500            All Equity
                           SWEGX                Index           Composite Index
05/20/98                   10000                10000
05/31/98                    9850                 9751                10000
06/30/98                   10050                10147                10124
07/31/98                    9810                10039                 9905
08/31/98                    8330                 8590                 8334
09/30/98                    8610                 9140                 8578
10/31/98                    9280                 9883                 9129
11/30/98                    9800                10482                 9655
12/31/98                   10303                11086                10199
01/31/99                   10483                11549                10391
02/28/99                   10041                11190                 9959
03/31/99                   10383                11638                10287
04/30/99                   10896                12088                10799
05/31/99                   10664                11803                10633
06/30/99                   11197                12458                11245
07/31/99                   11137                12069                11184
08/31/99                   11056                12009                11084
09/30/99                   11006                11680                11000
10/31/99                   11539                12419                11456
11/30/99                   11971                12672                12129
12/31/99                   12885                13418                13324
01/31/00                   12162                12744                12829
02/29/00                   12498                12503                13686
03/31/00                   13159                13726                14115
04/30/00                   12610                13313                13391
05/31/00                   12223                13040                12924
06/30/00                   12752                13362                13600
07/31/00                   12386                13154                13276
08/31/00                   13098                13971                14107
09/30/00                   12477                13233                13511
10/31/00                   12274                13177                13118
11/30/00                   11378                12139                12040
12/31/00                   11736                12198                12553
01/31/01                   11996                12632                12832
02/28/01                   10967                11480                11762
03/31/01                   10302                10752                10936
04/30/01                   11081                11587                11796

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2 The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portion allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. As of 4/30/01, the total number of funds in the Large-Cap, Small-Cap and Foreign Fund categories for the 6-month and one-year periods was 2,911, 983, 801 and 2,602, 883, 850, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.
3 Not annualized.

PORTFOLIO FACTS


TOP HOLDINGS 1 as of 4/30/01

1  SCHWAB S&P 500 FUND-SELECT SHARES                                      44.3%
2  SCHWAB INTERNATIONAL INDEX FUND(R)- SELECT SHARES                      29.8%
3  SCHWAB SMALL-CAP INDEX FUND(R)- SELECT SHARES                          25.5%
--------------------------------------------------------------------------------
   TOTAL PERCENTAGE OF INVESTMENTS                                        99.6%

STATISTICS as of 4/30/01

                                                                     PEER GROUP
                                         PORTFOLIO                   AVERAGE 2
--------------------------------------------------------------------------------
Number of Holdings                              6                         141
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                 $40,902                     $44,024
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                   25.3                        30.0
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                        4.7                         6.4
--------------------------------------------------------------------------------
12-Month Yield                                2.1%                       0.44%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                         1% 3                      109%
--------------------------------------------------------------------------------
Three-Year Beta 4                              --                        0.96
--------------------------------------------------------------------------------

EXPENSE RATIO as of 4/30/01

                           [EXPENSE RATIO BAR CHART]

                   PORTFOLIO                            0.50%
                   PEER GROUP AVERAGE                   1.35%

PORTFOLIO WEIGHTINGS as of 4/30/01

This shows the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX
--------------------------------------------------------------------------------

                             [ASSET MIX PIE CHART]

1  44.3% Large-Cap Stocks
2  29.8% International Stocks
3  25.5% Small-Cap Stocks
4   0.4% Short Term Investments


TARGET MIX
--------------------------------------------------------------------------------

                             [TARGET MIX PIE CHART]

1  45.0% Large-Cap Stocks
2  30.0% International Stocks
3  25.0% Small-Cap Stocks


1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.
2 Source: Morningstar, Inc. As of 4/30/01, there were 2,911 funds in the
  Large-Cap Fund category.
3 Not annualized.
4 Not available until the fund has sufficient performance to report.
5 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

SCHWAB

MARKETTRACK GROWTH PORTFOLIO

                     [PHOTO OF GERI HOM AND KIMON DAIFOTIS]

"The first quarter of 2001 was among the worst ever for equity returns. However, the equity markets were eventually helped in April by interest rate cuts."

       Portfolio Manager
       Geri Hom

GERI HOM, a vice president of the investment adviser, is responsible for the day-to-day management of the equity portions of the Schwab MarketTrack Portfolios(R). Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

KIMON DAIFOTIS, a vice president of the investment adviser, is responsible for the day-to-day management of the bond and cash portions of the Schwab MarketTrack Portfolios. Prior to joining the firm in 1997, he worked for more than 17 years in research and asset management.

                        TICKERSYMBOL           SWEGX
              ----------------------------------------------
                                         INVESTMENT STYLE 1
                                       VALUE   BLEND  GROWTH

              MARKET CAP 1

                LARGE                   [ ]     [X]     [ ]

                MEDIUM                  [ ]     [ ]     [ ]

                SMALL                   [ ]     [ ]     [ ]


This portfolio could be appropriate for investors seeking attractive long-term growth with potentially lower volatility.
--------------------------------------------------------------------------------

THE PORTFOLIO SEEKS HIGH CAPITAL GROWTH WITH LESS VOLATILITY THAN AN ALL-STOCK PORTFOLIO.


MANAGER'S PERSPECTIVE

THE REPORT PERIOD SAW STOCKS SUFFER THROUGH A PERIOD OF EXTREME VOLATILITY, WHICH WAS EXACERBATED BY FIRST QUARTER EARNINGS WARNINGS FROM NUMEROUS COMPANIES. Investors reacted to the lowered earnings expectations by abandoning stocks in favor of more conservative investments.

THE FIRST QUARTER OF 2001 WAS AMONG THE WORST EVER FOR EQUITY RETURNS. The Dow Jones Industrial Average had its worst first quarter performance since 1960, while the Nasdaq had its worst first quarter ever. The equity markets were eventually helped by the Federal Reserve Bank's decision to aggressively cut interest rates. The cuts helped stocks rebound in April, with the major indices posting gains for the month.

MAJOR FACTORS FOR THE PORTFOLIO DURING THE PERIOD INCLUDED THE STRUGGLING ECONOMIES OF THE UNITED STATES AND JAPAN, WHICH LED TO POOR PERFORMANCE OF LARGE-CAP U.S. STOCKS AND INTERNATIONAL EQUITIES. However, the portfolio's bond exposure and its relatively small cash holdings partially offset weak equity performance.

AS THE ECONOMY WORKS ITS WAY THROUGH THESE VOLATILE TIMES, WE BELIEVE THAT EQUITY INVESTORS WILL WANT TO HAVE EXPOSURE TO ALL MAJOR MARKET SEGMENTS, AS IT IS DIFFICULT TO PREDICT WHICH ONES WILL DO WELL. The MarketTrack Growth Portfolio is well positioned to provide this exposure for investors while reducing the portfolio's volatility through exposure to bond and cash investments.


1 Source: Morningstar, Inc. This style assessment is the result of comparing the portfolio fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the portfolio as of 4/30/01, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future.

GROWTH PORTFOLIO


PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index II.

                    [AVERAGE ANNUAL TOTAL RETURNS BAR CHART]

                                                                       LEHMAN BROTHERS           GROWTH COMPOSITE
                            PORTFOLIO 1       S&P 500 INDEX       U.S. AGGREGATE BOND INDEX         INDEX II 2
Total Return

6 Months 3                    (6.75%)           (12.07%)                    6.22%                     (7.11%)

1 Year                        (7.40%)           (12.97%)                   12.38%                     (7.38%)

5 Year                        10.69%             15.56%                     7.51%                      5.47%

Since Inception: 5/20/98      11.34%             16.23%                     6.83%                       N/A

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index II.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

                [PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]

                    SWHGX           S&P 500          LEHMAN          GRW IND 2
11/20/95            10000            10000            10000
11/30/95            10080            10104            10076            10000
12/31/95            10292            10299            10217            10166
01/31/96            10442            10649            10285            10329
02/29/96            10533            10748            10106            10471
03/31/96            10623            10852            10035            10595
04/30/96            10803            11011             9979            10900
05/31/96            10954            11294             9959            11092
06/30/96            10934            11337            10092            11024
07/31/96            10523            10836            10120            10561
08/31/96            10733            11064            10102            10834
09/30/96            11184            11686            10278            11243
10/31/96            11324            12009            10506            11308
11/30/96            11896            12917            10686            11797
12/31/96            11784            12661            10587            11760
01/31/97            12008            13451            10620            12067
02/28/97            12028            13557            10646            12016
03/31/97            11692            13001            10528            11690
04/30/97            12038            13776            10686            11898
05/31/97            12793            14614            10787            12637
06/30/97            13313            15268            10916            13112
07/31/97            14087            16482            11210            13821
08/31/97            13618            15559            11115            13461
09/30/97            14301            16410            11280            14139
10/31/97            13853            15862            11443            13646
11/30/97            14098            16597            11496            13735
12/31/97            14259            16882            11612            13875
01/31/98            14410            17070            11761            13963
02/28/98            15220            18300            11751            14761
03/31/98            15738            19237            11791            15337
04/30/98            15846            19432            11852            15480
05/31/98            15576            19097            11965            15212
06/30/98            15868            19873            12067            15408
07/31/98            15555            19662            12092            15128
08/31/98            13729            16823            12289            13230
09/30/98            14194            17901            12577            13637
10/31/98            15080            19357            12510            14324
11/30/98            15760            20530            12581            15004
12/31/98            16422            21712            12619            15713
01/31/99            16718            22620            12709            15983
02/28/99            16103            21916            12486            15404
03/31/99            16576            22793            12555            15832
04/30/99            17224            23675            12595            16467
05/31/99            16916            23116            12484            16254
06/30/99            17586            24399            12444            16995
07/31/99            17465            23638            12392            16877
08/31/99            17355            23520            12386            16738
09/30/99            17290            22875            12530            16647
10/31/99            17982            24323            12576            17217
11/30/99            18520            24817            12575            17994
12/31/99            19602            26279            12514            19370
01/31/00            18730            24960            12473            18792
02/29/00            19155            24487            12624            19781
03/31/00            20049            26882            12791            20378
04/30/00            19389            26073            12754            19557
05/31/00            18931            25539            12747            19014
06/30/00            19635            26169            13012            19860
07/31/00            19233            25761            13131            19527
08/31/00            20206            27361            13321            20589
09/30/00            19456            25917            13405            19929
10/31/00            19255            25808            13493            19498
11/30/00            18148            23774            13715            18229
12/31/00            18660            23891            13970            18900
01/31/01            19052            24739            14198            19305
02/28/01            17758            22483            14321            18034
03/31/01            16938            21057            14393            17041
04/30/01            17955            22693            14332            18113


1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2 The Growth Composite Index II is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. As of 4/30/01, the total number of funds in the Large-Cap, Small-Cap, Foreign and Intermediate Fund categories for the 6-month and one-year periods was 2,911, 983, 801, 510 and 2,602, 883, 850, 539, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.
3 Not annualized.

PORTFOLIO FACTS

TOP TEN HOLDINGS 1 as of 4/30/01

 1 SCHWAB SMALL-CAP INDEX FUND(R)- SELECT SHARES                          20.5%
 2 SCHWAB S&P 500 FUND-SELECT SHARES                                      20.3%
 3 SCHWAB INTERNATIONAL INDEX FUND(R)- SELECT SHARES                      19.9%
 4 SCHWAB TOTAL BOND MARKET INDEX FUND                                    14.6%
 5 SCHWAB VALUE ADVANTAGE MONEY FUND(R)                                    4.5%
 6 GENERAL ELECTRIC CO.                                                    0.8%
 7 MICROSOFT CORP.                                                         0.6%
 8 HSBC BANK USA, GRAND CAYMAN TIME DEPOSIT                                0.6%
 9 EXXON MOBIL CORP.                                                       0.5%
10 PFIZER, INC.                                                            0.5%
-------------------------------------------------------------------------------
  TOTAL PERCENTAGE OF INVESTMENTS                                         82.8%


STATISTICS as of 4/30/01

                                                                  PEER GROUP
                                           PORTFOLIO               AVERAGE 2
--------------------------------------------------------------------------------
Number of Holdings                             510                     141
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                  $35,640                 $44,024
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                    25.8                    30.0
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                         5.0                     6.4
--------------------------------------------------------------------------------
12-Month Yield                                2.80%                   0.44%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                          4% 3                  109%
--------------------------------------------------------------------------------
Three-Year Beta                               0.73                      --
--------------------------------------------------------------------------------

EXPENSE RATIO as of 4/30/01

                           [EXPENSE RATIO BAR CHART]

                      PORTFOLIO                     0.50% 4
                      PEER GROUP AVERAGE            1.35% 2

PORTFOLIO WEIGHTINGS as of 4/30/01.

This shows the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX
--------------------------------------------------------------------------------

                             [ASSET MIX PIE GRAPH]

1  40.0% Large-Cap Stocks
2  20.5% Small-Cap Stocks
3  19.9% International Stocks
4  15.0% Bonds
5   5.0% Short Term Investments

TARGET MIX
--------------------------------------------------------------------------------

                             [TARGET MIX PIE GRAPH]

1  40.0% Large-Cap Stocks
2  20.0% Small-Cap Stocks
3  20.0% International Stocks
4  15.0% Bonds
5   5.0% Short Term Investments


1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.
2 Source: Morningstar, Inc. As of 4/30/01, there were 2,911 funds in the
  Large-Cap Fund category.
3 Not annualized.
4 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

SCHWAB

MARKETTRACK BALANCED PORTFOLIO


                     [PHOTO OF GERI HOM AND KIMON DAIFOTIS]

"The first quarter of 2001 was among the worst ever for equity returns. However, the equity markets were eventually helped in April by interest rate cuts."

        Portfolio Manager
        Geri Hom

GERI HOM, a vice president of the investment adviser, is responsible for the day-to-day management of the equity portions of the Schwab MarketTrack Portfolios(R). Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

KIMON DAIFOTIS, a vice president of the investment adviser, is responsible for the day-to-day management of the bond and cash portions of the Schwab MarketTrack Portfolios. Prior to joining the firm in 1997, he worked for more than 17 years in research and asset management.


                        TICKER SYMBOL           SWBGX
                        -----------------------------


This portfolio could be appropriate for intermediate-term investors or long-term investors with moderate sensitivity to risk.

--------------------------------------------------------------------------------

THE PORTFOLIO SEEKS BOTH CAPITAL GROWTH AND INCOME.

MANAGER'S PERSPECTIVE

THE REPORT PERIOD SAW STOCKS SUFFER THROUGH A PERIOD OF EXTREME VOLATILITY, WHICH WAS EXACERBATED BY FIRST QUARTER EARNINGS WARNINGS FROM NUMEROUS COMPANIES. Investors reacted to the lowered earnings expectations by abandoning stocks in favor of more conservative investments.

THE FIRST QUARTER OF 2001 WAS AMONG THE WORST EVER FOR EQUITY RETURNS. The Dow Jones Industrial Average had its worst first quarter performance since 1960, while the Nasdaq had its worst first quarter ever. The equity markets were eventually helped by the Federal Reserve Bank's decision to aggressively cut interest rates. On the bond side, the shift in investor preference from stocks to bonds helped boost bond prices, allowing the portfolio's bond component to contribute positive returns during the report period.

MAJOR FACTORS FOR THE FUND DURING THE PERIOD INCLUDED THE STRUGGLING ECONOMIES OF THE UNITED STATES AND JAPAN, WHICH LED TO POOR PERFORMANCE OF LARGE-CAP U.S. STOCKS AND INTERNATIONAL EQUITIES. However, the portfolio's bond exposure and its relatively small cash holdings partially offset weak equity performance.

AS THE ECONOMY WORKS ITS WAY THROUGH THESE VOLATILE TIMES, WE BELIEVE THAT EQUITY INVESTORS WILL WANT TO HAVE EXPOSURE TO ALL MAJOR MARKET SEGMENTS, AS IT IS DIFFICULT TO PREDICT WHICH ONES WILL DO WELL. The MarketTrack Balanced Portfolio is well positioned to provide this exposure for investors while reducing the portfolio's volatility and increasing income through substantial exposure to bond and cash investments.

BALANCED PORTFOLIO

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the portfolio with the Balanced Composite Index, the S&P 500(R) Index and the Lehman Brothers U.S. Aggregate Bond Index.

                            [PERFORMANCE BAR CHART]

                                                                                           SINCE
                                 6 MONTHS 3          1 YEAR           5 YEAR       INCEPTION 11/20/95

PORTFOLIO 1                       (3.55%)            (2.74%)             9.79%          (10.09%)

S&P 500 INDEX                    (12.07%)           (12.97%)            15.56%           16.23%

LEHMAN BROTHERS U.S. AGGREGATE     6.22%             12.38%              7.51%            6.83%
BOND INDEX

BALANCED COMPOSITE INDEX 2        (3.88%)            (2.95%)             5.14%         --


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the Balanced Composite Index, the S&P 500 Index, and the Lehman Brothers U.S. Aggregate Bond Index.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

                [PERFORMANCE OF A 10,000 INVESTMENT LINE GRAPH]

                   SWBGX        S&P 500       LEHMAN    BALANCED INDEX
    11/20/95       10000         10000         10000
    11/30/95       10080         10104         10076        10000
    12/31/95       10270         10299         10217        10158
     1/31/96       10390         10649         10285        10295
     2/29/96       10410         10748         10106        10358
     3/31/96       10460         10852         10035        10434
     4/30/96       10581         11011          9979        10645
     5/31/96       10691         11294          9959        10781
     6/30/96       10711         11337         10092        10762
     7/31/96       10410         10836         10120        10429
     8/31/96       10551         11064         10102        10630
     9/30/96       10912         11686         10278        10975
    10/31/96       11082         12009         10506        11078
    11/30/96       11534         12917         10686        11485
    12/31/96       11415         12661         10587        11434
     1/31/97       11589         13451         10620        11666
     2/28/97       11589         13557         10646        11639
     3/31/97       11334         13001         10528        11372
     4/30/97       11620         13776         10686        11560
     5/31/97       12183         14614         10787        12125
     6/30/97       12593         15268         10916        12502
     7/31/97       13217         16482         11210        13089
     8/31/97       12849         15559         11115        12805
     9/30/97       13391         16410         11280        13334
    10/31/97       13125         15862         11443        13023
    11/30/97       13309         16597         11496        13098
    12/31/97       13443         16882         11612        13228
     1/31/98       13582         17070         11761        13330
     2/28/98       14149         18300         11751        13899
     3/31/98       14523         19237         11791        14319
     4/30/98       14608         19432         11852        14435
     5/31/98       14448         19097         11965        14279
     6/30/98       14672         19873         12067        14443
     7/31/98       14469         19662         12092        14252
     8/31/98       13262         16823         12289        12945
     9/30/98       13668         17901         12577        13312
    10/31/98       14309         19357         12510        13792
    11/30/98       14800         20530         12581        14304
    12/31/98       15281         21712         12619        14827
     1/31/99       15523         22620         12709        15041
     2/28/99       15028         21916         12486        14566
     3/31/99       15369         22793         12555        14897
     4/30/99       15820         23675         12595        15358
     5/31/99       15567         23116         12484        15171
     6/30/99       16018         24399         12444        15677
     7/31/99       15930         23638         12392        15582
     8/31/99       15842         23520         12386        15480
     9/30/99       15853         22875         12530        15453
    10/31/99       16337         24323         12576        15857
    11/30/99       16711         24817         12575        16398
    12/31/99       17420         26279         12514        17327
     1/31/00       16823         24960         12473        16924
     2/29/00       17150         24487         12624        17633
     3/31/00       17815         26882         12791        18083
     4/30/00       17353         26073         12754        17511
     5/31/00       17037         25539         12747        17135
     6/30/00       17601         26169         13012        17792
     7/31/00       17364         25761         13131        17602
     8/31/00       18085         27361         13321        18377
     9/30/00       17612         25917         13405        17961
    10/31/00       17499         25808         13493        17680
    11/30/00       16812         23774         13715        16871
    12/31/00       17241         23891         13970        17415
     1/31/01       17569         24739         14198        17771
     2/28/01       16713         22483         14321        16931
     3/31/01       16162         21057         14393        16247
     4/30/01       16877         22693         14332        16994


1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-caps stocks,15% foreign stocks, 35% bonds and 5% cash. As of 4/30/01, the total number of funds in the Large-Cap, Small-Cap, Foreign and Intermediate Fund categories for the 6-month and one-year periods was 2,911, 983, 801, 510 and 2,602, 883, 850, 539, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.

3    Not annualized.

PORTFOLIO FACTS

TOP TEN HOLDINGS 1 as of 4/30/01

 1 SCHWAB TOTAL BOND MARKET INDEX FUND                                  34.4%
 2 SCHWAB S&P 500 FUND-SELECT SHARES                                    15.9%
 3 SCHWAB SMALL CAP INDEX FUND(R)-
    SELECT SHARES                                                       15.5%
 4 SCHWAB INTERNATIONAL INDEX FUND(R)-
    SELECT SHARES                                                       15.1%
 5 SCHWAB VALUE ADVANTAGE MONEY FUND(R)                                  4.0%
 6 HSBC BANK USA, GRAND CAYMAN
    TIME DEPOSIT                                                         0.9%
 7 GENERAL ELECTRIC CO.                                                  0.6%
 8 MICROSOFT CORP.                                                       0.5%
 9 EXXON MOBIL CORP.                                                     0.4%
10 PFIZER, INC.                                                          0.3%
--------------------------------------------------------------------------------
   TOTAL PERCENTAGE OF INVESTMENTS                                       87.6%

STATISTICS as of 4/30/01

                                                                      PEER GROUP
                                                      PORTFOLIO        AVERAGE 2
--------------------------------------------------------------------------------
Number of Holdings                                         507              239
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                              $35,926          $38,567
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                25.7             27.6
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                     4.9              5.8
--------------------------------------------------------------------------------
12-Month Yield                                            3.40%            2.85%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                     12% 3            96%
--------------------------------------------------------------------------------
Three-Year Beta                                           0.55             0.51
--------------------------------------------------------------------------------


EXPENSE RATIO as of 4/30/01

                           [EXPENSE RATIO BAR CHART]

                         PORTFOLIO               0.50% 4
                         PEER GROUP AVERAGE      1.28% 2

PORTFOLIO WEIGHTINGS as of 4/30/01

This shows the composition by asset class of the fund's portfolio as of the report date.


ASSET MIX
--------------------------------------------------------------------------------

                             [ASSET MIX PIE CHART]

       1  34.4%   Bonds
       2  30.1%   Large-Cap Stocks
       3  15.5%   Small-Cap Stocks
       4  15.1%   International Stocks
       5   4.9%   Short Term Investments



TARGET MIX
--------------------------------------------------------------------------------


                             [TARGET MIX PIE CHART]

       1    35.0%   Bonds
       2    30.0%   Large-Cap Stocks
       3    15.0%   Small-Cap Stocks
       4    15.0%   International Stocks
       5     5.0%   Short Term Investments


1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/01, there were 786 funds in the Domestic Hybrid Fund category.

3    Not annualized.

4 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

SCHWAB

MARKETTRACK CONSERVATIVE PORTFOLIO


                     [PHOTO OF GERI HOM AND KIMON DAIFOTIS]

"The fund's heavy weighting of bond investments partially insulated it from falling stock prices."

    Portfolio Manager
    Geri Hom

GERI HOM, a vice president of the investment adviser, is responsible for the day-to-day management of the equity portions of the Schwab MarketTrack Portfolios(R). Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

KIMON DAIFOTIS, a vice president of the investment adviser, is responsible for the day-to-day management of the bond and cash portions of the Schwab MarketTrack Portfolios. Prior to joining the firm in 1997, he worked for more than 17 years in research and asset management.

                        TICKER SYMBOL           SWCGX
                        -----------------------------

This portfolio could be appropriate for conservative investors with shorter time horizons.


THE PORTFOLIO SEEKS INCOME AND MORE GROWTH POTENTIAL THAN AN ALL-BOND PORTFOLIO.

MANAGER'S PERSPECTIVE

THE REPORT PERIOD SAW STOCKS SUFFER THROUGH A PERIOD OF EXTREME VOLATILITY, WHICH WAS EXACERBATED BY FIRST QUARTER EARNINGS WARNINGS FROM NUMEROUS COMPANIES. Investors reacted to the lowered earnings expectations by abandoning stocks in favor of more conservative investments. The portfolios substantial allocation to bond investments, which had positive returns for the period, helped to counteract the poor performance of stocks.

THE FIRST QUARTER OF 2001 WAS AMONG THE WORST EVER FOR EQUITY RETURNS. The Dow Jones Industrial Average had its worst first quarter performance since 1960, while the Nasdaq had its worst first quarter ever. The equity markets were eventually helped by the Federal Reserve Bank's decision to aggressively cut interest rates. On the bond side, the shift in investor preference from stocks to bonds helped boost bond prices, allowing the portfolio's bond component to contribute positive returns during the report period.

WE BELIEVE INVESTORS WILL WANT TO HAVE EXPOSURE TO VARIOUS ASSET CLASSES AS IT IS DIFFICULT TO PREDICT WHICH SEGMENTS WILL DO WELL IN THESE UNCERTAIN CONDITIONS. The MarketTrack Conservative Portfolio is well positioned to provide this exposure for investors by weighting the portfolio's investments toward bonds and providing substantial exposure to equities that will provide long-term growth potential.

CONSERVATIVE PORTFOLIO


PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Conservative Composite Index.

                         [AVERAGE ANNUAL TOTAL RETURNS]

                                                    6 MONTHS 3           1 YEAR               5 YEAR      SINCE INCEPTION 11/20/95
PORTFOLIO 1                                           (0.35%)              1.88%               8.76%             8.68%

S&P 500 INDEX                                        (12.07%)             (12.97%)            15.56%            16.23%

LEHMAN BROTHERS U.S.                                   6.22%              12.38%               7.51%             6.83%
AGGREGATE BOND INDEX

CONSERVATIVE COMPOSITE INDEX 2                        (0.67%)              1.53%               4.70%               --


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the Conservative Composite Index, the S&P 500 Index, and the Lehman Brothers U.S. Aggregate Bond Index.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.


                [PERFORMANCE OF A $10,000 INVESTMENT LINE CHART]



                                           LEHMAN
                                         BROTHERS U.S.     CONSERVATIVE
                             S&P 500      AGGREGATE         COMPOSITE
              PORTFOLIO       INDEX      BOND INDEX           INDEX
11/20/95        10000         10000         10000
11/30/95        10080         10104         10076             10000
12/31/95        10237         10299         10217             10150
01/31/96        10337         10649         10285             10260
02/29/96        10297         10748         10106             10245
03/31/96        10287         10852         10035             10273
04/30/96        10337         11011         9979              10393
05/31/96        10378         11294         9959              10477
06/30/96        10439         11337         10092             10503
07/31/96        10256         10836         10120             10295
08/31/96        10337         11064         10102             10425
09/30/96        10643         11686         10278             10709
10/31/96        10818         12009         10506             10847
11/30/96        11179         12917         10686             11174
12/31/96        11070         12661         10587             11112
01/31/97        11174         13451         10620             11272
02/28/97        11184         13557         10646             11266
03/31/97        10965         13001         10528             11055
04/30/97        11206         13776         10686             11225
05/31/97        11604         14614         10787             11624
06/30/97        11896         15268         10916             11909
07/31/97        12413         16482         11210             12385
08/31/97        12160         15559         11115             12169
09/30/97        12540         16410         11280             12561
10/31/97        12455         15862         11443             12413
11/30/97        12603         16597         11496             12475
12/31/97        12698         16882         11612             12595
01/31/98        12829         17070         11761             12711
02/28/98        13189         18300         11751             13070
03/31/98        13418         19237         11791             13350
04/30/98        13484         19432         11852             13441
05/31/98        13431         19097         11965             13383
06/30/98        13595         19873         12067             13519
07/31/98        13484         19662         12092             13406
08/31/98        12774         16823         12289             12630
09/30/98        13139         17901         12577             12958
10/31/98        13530         19357         12510             13239
11/30/98        13843         20530         12581             13593
12/31/98        14166         21712         12619             13943
01/31/99        14348         22620         12709             14107
02/28/99        13950         21916         12486             13728
03/31/99        14200         22793         12555             13969
04/30/99        14475         23675         12595             14273
05/31/99        14269         23116         12484             14111
06/30/99        14521         24399         12444             14410
07/31/99        14452         23638         12392             14335
08/31/99        14395         23520         12386             14264
09/30/99        14464         22875         12530             14293
10/31/99        14766         24323         12576             14550
11/30/99        14986         24817         12575             14888
12/31/99        15398         26279         12514             15435
01/31/00        15022         24960         12473             15178
02/29/00        15269         24487         12624             15651
03/31/00        15738         26882         12791             15977
04/30/00        15442         26073         12754             15610
05/31/00        15229         25539         12747             15374
06/30/00        15667         26169         13012             15869
07/31/00        15584         25761         13131             15794
08/31/00        16085         27361         13321             16326
09/30/00        15835         25917         13405             16112
10/31/00        15787         25808         13493             15956
11/30/00        15462         23774         13715             15535
12/31/00        15815         23891         13970             15965
01/31/01        16087         24739         14198             16274
02/28/01        15594         22483         14321             15807
03/31/01        15297         21057         14393             15400
04/30/01        15732         22693         14332             15849



1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. As of 4/30/01, the total number of funds in the Large-Cap, Small-Cap, Foreign and Intermediate Fund categories for the 6-month and one-year periods was 2,911, 983, 801, 510 and 2,602, 883, 850, 539, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.

3    Not annualized.

PORTFOLIO FACTS

TOP TEN HOLDINGS 1 as of 4/30/01

 1 SCHWAB TOTAL BOND MARKET INDEX FUND                                     54.6%
 2 SCHWAB S&P 500 FUND-SELECT SHARES                                       11.6%
 3 SCHWAB INTERNATIONAL INDEX FUND(R)-
     SELECT SHARES                                                         10.2%
 4 SCHWAB SMALL CAP INDEX FUND(R)-
     SELECT SHARES                                                         10.2%
 5 SCHWAB VALUE ADVANTAGE MONEY FUND(R)                                     4.4%
 6 HSBC BANK USA, GRAND CAYMAN
     TIME DEPOSIT                                                           0.5%
 7 GENERAL ELECTRIC CO.                                                     0.4%
 8 MICROSOFT CORP.                                                          0.3%
 9 EXXON MOBIL CORP.                                                        0.2%
10 PFIZER, INC.                                                             0.2%
--------------------------------------------------------------------------------
   TOTAL PERCENTAGE OF INVESTMENTS                                         92.6%


STATISTICS as of 4/30/01

                                                                      PEER GROUP
                                                      PORTFOLIO        AVERAGE 2
--------------------------------------------------------------------------------
Number of Holdings                                         501              239
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                              $37,123          $38,567
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                25.7             27.6
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                     4.9              5.8
--------------------------------------------------------------------------------
12-Month Yield                                            4.35%            2.85%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                      9% 3            96%
--------------------------------------------------------------------------------
Three-Year Beta                                           0.37             0.51
--------------------------------------------------------------------------------

                          EXPENSE RATIO as of 4/30/01

                           [EXPENSE RATIO BAR CHART]

                          PORTFOLIO             0.50%

                          PEER GROUP
                            AVERAGE              1.28% 2

  PORTFOLIO WEIGHTINGS as of 4/30/01

This shows the composition by asset class of the fund's portfolio as of the report date.




ASSET MIX
--------------------------------------------------------------------------------

                             [ASSET MIX PIE CHART]

       1       54.6%     Bonds
       2       20.1%     Large-Cap Stocks
       3       10.2%     Small-Cap Stocks
       4       10.2%     International Stocks
       5        4.9%     Short Term Investments






TARGET MIX IN NEUTRAL MARKETS
--------------------------------------------------------------------------------
                   [TARGET MIX IN NEUTRAL MARKETS PIE CHART]

       1       55.0%     Bonds
       2       20.0%     Large-Cap Stocks
       3       10.0%     Small-Cap Stocks
       4       10.0%     International Stocks
       5        5.0%     Short Term Investments


1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/01, there were 786 funds in the
   Domestic Fund category.

3 Not annualized.

4 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                       Number        Value
                                                     of Shares       (000s)
                                                     ---------       ------
INVESTMENT FUNDS -- 99.6%
Schwab International Index
Fund(R),
  Select Shares                                        8,809,903   $  133,030
Schwab S&P 500 Fund,
  Select Shares (b)                                   10,200,814      197,283
Schwab Small-Cap Index Fund(R),
  Select Shares                                        6,381,333      113,652
                                                                   ----------
TOTAL INVESTMENT FUNDS
(Cost $474,101)                                                       443,965
                                                                   ----------


                                                         Par
                                                        (000s)
                                                     -----------
U.S. TREASURY OBLIGATIONS-- 0.0%
U.S. Treasury Bills (a)(b)
4.43%-4.48%, 6/14/01                                  $      120          119
                                                                   ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $119)                                                               119
                                                                   ----------

                                                         Par          Value
                                                        (000s)        (000s)
                                                     ---------     ---------
SHORT TERM INVESTMENTS -- 0.4%
Brown Brothers Harriman,
Grand Cayman Time Deposit
4.07%*, 5/1/01                                        $       56   $       56
Chase Manhattan Bank NY
Time Deposit
4.07%*, 5/1/01                                             1,753        1,753
                                                                   ----------
TOTAL SHORT TERM INVESTMENTS
(Cost $1,809)                                                           1,809
                                                                   ----------
TOTAL INVESTMENTS-- 100.0%
(Cost $476,029)                                                       445,893
                                                                   ----------
OTHER ASSETS AND LIABILITIES, NET-- (0.0%)
Other assets                                                              708
Liabilities                                                              (787)
                                                                   ----------
                                                                          (79)
                                                                   ----------
TOTAL NET ASSETS-- 100.0%                                          $  445,814
                                                                   ==========

See accompanying Notes to Schedules of Investments and Notes to Financial Statements

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                           Number      Value
                                                         of Shares     (000s)
                                                         ---------   ---------
COMMON STOCK -- 19.7%
AEROSPACE / DEFENSE -- 0.3%
B.F. Goodrich Co.                                          1,100     $     43
Boeing Co.                                                 8,578          530
Crane Co.                                                    300            8
General Dynamics Corp.                                     2,000          154
Lockheed Martin Corp.                                      3,900          137
Northrop Grumman Corp.                                       700           63
Raytheon Co., Class B                                      3,400          100
Rockwell International Corp.                               1,900           86
Textron, Inc.                                              1,500           80
United Technologies Corp.                                  4,600          359
                                                                     --------
                                                                        1,560
                                                                     --------

AIR TRANSPORTATION -- 0.1%
AMR Corp.+                                                 1,500           57
Delta Air Lines, Inc.                                      1,300           57
FedEx Corp.+                                               2,920          123
Southwest Airlines Co.                                     7,480          136
U.S. Airways Group, Inc.+                                    500           14
                                                                     --------
                                                                          387
                                                                     --------

ALCOHOLIC BEVERAGES -- 0.1%
Adolph Coors Co., Class B                                    400           21
Anheuser-Busch Cos., Inc.                                  9,000          360
Brown-Forman Corp., Class B                                  700           43
                                                                     --------
                                                                          424
                                                                     --------

APPAREL -- 0.0%
Liz Claiborne, Inc.                                          600           29
Nike, Inc., Class B                                        2,800          117
Reebok International Ltd.+                                   500           13
VF Corp.                                                   1,200           49
                                                                     --------
                                                                          208
                                                                     --------

AUTOMOTIVE PRODUCTS / MOTOR VEHICLES-- 0.3%
Cooper Tire & Rubber Co.                                     700            8
Cummins, Inc.                                                200            8
Dana Corp.                                                 1,578           31
Danaher Corp.                                              1,400           78
Delphi Automotive Systems Corp.                            5,743           86
Eaton Corp.                                                  700           52
Ford Motor Co.                                            18,103          534
General Motors Corp.                                       5,125          281

Genuine Parts Co.                                          1,800           49
Goodyear Tire & Rubber Co.                                 1,600           40
Harley-Davidson, Inc.                                      3,000          138
Navistar International Corp.+                                700           18
TRW, Inc.                                                  1,300           50
Visteon Corp.                                              1,558           26
                                                                     --------
                                                                        1,399
                                                                     --------

BANKS -- 1.2%
AmSouth Bancorp                                            3,900           67
Bank of America Corp.                                     16,048          899
Bank of New York Co., Inc.                                 7,300          366
Bank One Corp.                                            11,375          430
BB&T Corp.                                                 3,300          117
Comerica, Inc.                                             1,500           77
Fifth Third Bancorp                                        5,469          294
First Union Corp.                                          9,684          290
FleetBoston Financial Corp.                               10,810          415
Golden West Financial Corp.                                1,600           94
Huntington Bancshares, Inc.                                2,262           34
J.P. Morgan Chase & Co.                                   18,260          876
KeyCorp, Inc.                                              4,400          102
Mellon Financial Corp.                                     4,600          188
National City Corp.                                        6,100          166
Northern Trust Corp.                                       2,200          143
PNC Financial Services Group                               2,800          182
Providian Financial Corp.                                  2,900          155
Regions Financial Corp.                                    2,100           64
SouthTrust Corp.                                           1,700           81
State Street Corp.                                         1,500          156
SunTrust Banks, Inc.                                       3,100          197
Synovus Financial Corp.                                    2,750           79
U.S. Bancorp                                              18,662          395
Union Planters Corp.                                       1,300           49
Wachovia Corp.                                             1,900          116
Wells Fargo & Co.                                         16,615          780
                                                                     --------
                                                                        6,812
                                                                     --------

BUSINESS MACHINES & SOFTWARE-- 2.1%
Adaptec, Inc.+                                             1,000           11
Adobe Systems, Inc.                                        2,400          108
Apple Computer, Inc.+                                      3,200           82
Autodesk, Inc.                                               600           21
BMC Software, Inc.+                                        2,400           58
Cabletron Systems, Inc.+                                   1,800           28

                                                           Number      Value
                                                         of Shares     (000s)
                                                         ---------   ---------
Cisco Systems, Inc.+                                      69,900     $  1,187
Compaq Computer Corp.                                     16,764          293
Compuware Corp.+                                           3,600           37
Comverse Technology, Inc.+                                 1,400           96
Dell Computer Corp.+                                      25,100          659
EMC Corp.+                                                20,986          831
Gateway, Inc.+                                             3,100           59
Hewlett-Packard Co.                                       19,600          557
International Business
 Machines Corp.                                           17,100        1,969
Lexmark International, Inc.,
 Class A+                                                  1,300           80
Microsoft Corp.+                                          51,700        3,503
NCR Corp.+                                                 1,000           47
Network Appliance, Inc.+                                   2,800           64
Novell, Inc.+                                              3,200           15
Novellus Systems, Inc.+                                    1,325           73
Oracle Corp.+                                             55,048          890
Pitney Bowes, Inc.                                         2,700          103
Seagate Escrow Security+(c)                                2,168            1
Silicon Graphics, Inc.+                                    1,000            3
Sun Microsystems, Inc.+                                   30,800          527
Unisys Corp.+                                              3,100           37
Xerox Corp.                                                6,600           60
                                                                     --------
                                                                       11,399
                                                                     --------

BUSINESS SERVICES -- 0.9%
Allied Waste Industries, Inc.+                             1,900           30
Automatic Data Processing, Inc.                            6,200          336
BroadVision, Inc.+                                         2,594           17
Cendant Corp.+                                             7,232          128
Cintas Corp.                                               1,638           72
Citrix Systems, Inc.+                                      1,800           51
Computer Associates
 International, Inc.                                       5,625          181
Computer Sciences Corp.+                                   1,680           60
Concord EFS, Inc.+                                         2,100           98
Convergys Corp.+                                           1,354           49
Deluxe Corp.                                                 700           18
Ecolab, Inc.                                               1,400           53
Electronic Data Systems Corp.                              4,600          297
Equifax, Inc.                                              1,200           40
Exelon Corp.                                               2,812          194
First Data Corp.                                           3,800          256
Fiserv, Inc.+                                              1,200           66
H&R Block, Inc.                                            1,000           55
IMS Health, Inc.                                           3,000           82
Interpublic Group of Cos., Inc.                            2,700           92
Intuit, Inc.+                                              1,972           63
Mercury Interactive Corp.+                                   800           53
MIPS Technologies, Inc., Class B+                            139            3
National Service Industries, Inc.                            300            7
Nortel Networks Corp.                                     30,342          464
Omnicom Group, Inc.                                        1,800          158
Parametric Technology Corp.+                               2,700           31
Paychex, Inc.                                              3,600          124
PeopleSoft, Inc.+                                          2,300           85
Qlogic Corp.+                                                869           37
Robert Half International, Inc.+                           1,700           47
Sapient Corp.+                                             1,200           16
Siebel Systems, Inc.+                                      4,300          196
Stilwell Financial, Inc.                                   2,200           65
Tyco International Ltd.                                   17,008          908
Veritas Software Corp.+                                    3,800          227
Vitesse Semiconductor Corp.+                               1,739           59
Waste Management, Inc.                                     6,117          149
Yahoo!, Inc.+                                              5,300          107
                                                                     --------
                                                                        4,974
                                                                     --------

CHEMICAL -- 0.2%
Air Products & Chemicals, Inc.                             2,300           99
Dow Chemical Co.                                           8,694          291
E.I. du Pont de Nemours & Co.                             10,292          465
Eastman Chemical Co.                                         800           43
Great Lakes Chemical Corp.                                   600           19
Hercules, Inc.                                               900           11
PPG Industries, Inc.                                       1,500           80
Praxair, Inc.                                              1,600           76
Rohm & Haas Co.                                            2,205           76
Sigma-Aldrich Corp.                                          900           41
                                                                     --------
                                                                        1,201
                                                                     --------

CONSTRUCTION -- 0.0%
Centex Corp.                                                 300           13
Fluor Corp.                                                  500           26
KB Home Corp.                                                400           12

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 2001 (Unaudited)

                                                           Number      Value
                                                         of Shares     (000s)
                                                         ---------   ---------
Masco Corp.                                                4,000     $     92
Pulte Corp.                                                  400           19
Sherwin-Williams Co.                                       1,200           25
The Stanley Works                                            600           22
Vulcan Materials Co.                                         800           37
                                                                     --------
                                                                          246
                                                                     --------

CONSUMER - DURABLE -- 0.0%
Black & Decker Corp.                                         900           36
Leggett & Platt, Inc.                                      2,000           39
Maytag Corp.                                                 900           31
Whirlpool Corp.                                              800           45
                                                                     --------
                                                                          151
                                                                     --------

CONSUMER - NONDURABLE -- 0.1%
American Greetings Corp., Class A                            300            3
Darden Restaurants, Inc.                                   1,200           33
Fortune Brands, Inc.                                       1,600           50
Harcourt General, Inc.                                       800           44
Hasbro, Inc.                                               1,650           20
Mattel, Inc.                                               4,150           67
McDonald's Corp.                                          12,700          349
Newell Rubbermaid, Inc.                                    2,745           74
Starbucks Corp.+                                           3,560           69
Tricon Global Restaurants, Inc.+                           1,560           70
Tupperware Corp.                                             400            9
Wendy's International, Inc.                                1,000           25
                                                                     --------
                                                                          813
                                                                     --------

CONTAINERS -- 0.0%
Ball Corp.                                                   200            9
Bemis Co., Inc.                                              300           11
Pactiv Corp.+                                                800           11
Sealed Air Corp.+                                            582           23
                                                                     --------
                                                                           54
                                                                     --------

ELECTRONICS -- 1.3%
ADC Telecommunications, Inc.+                              6,000           45
Advanced Micro Devices, Inc.+                              2,840           88
Altera Corp.+                                              3,680           93
American Power Conversion Corp.+                           1,725           24
Analog Devices, Inc.+                                      3,400          161
Andrew Corp.+                                                850           15
Applied Biosystems Group -
 Applera Corp.                                             2,000           64
Applied Materials, Inc.+                                   7,800          426
Broadcom Corp., Class A+                                   2,300           96
Conexant Systems, Inc.+                                    1,900           20
Intel Corp.                                               65,200        2,015
ITT Industries, Inc.                                         900           40
JDS Uniphase Corp.+                                       12,589          269
KLA-Tencor Corp.+                                          1,800           99
Linear Technology Corp.                                    3,000          144
LSI Logic Corp.+                                           3,000           61
Lucent Technologies, Inc.                                 31,592          316
Maxim Integrated Products, Inc.+                           2,700          137
Micron Technology, Inc.+                                   5,400          245
Molex, Inc.                                                1,875           76
Moody's Corp.                                              1,500           47
Motorola, Inc.                                            20,931          325
National Semiconductor Corp.+                              1,700           49
Nextel Communications, Inc.,
 Class A+                                                  7,200          117
PerkinElmer, Inc.                                            500           33
Power-One, Inc.+                                             400            7
Qualcomm, Inc.+                                            7,200          413
Sanmina Corp.+                                             2,900           85
Scientific-Atlanta, Inc.                                   1,600           92
Solectron Corp.+                                           5,800          148
Symbol Technologies, Inc.                                  1,908           60
Tektronix, Inc.+                                             900           22
Tellabs, Inc.+                                             4,000          140
Teradyne, Inc.+                                            1,700           67
Texas Instruments, Inc.                                   16,800          650
Thermo Electron Corp.+                                     1,300           34
Thomas & Betts Corp.                                         481           10
Univision Communications, Inc.,
 Class A+                                                  2,004           88
Xilinx, Inc.+                                              3,200          152
                                                                     --------
                                                                        6,973
                                                                     --------

ENERGY - RAW MATERIALS -- 0.3%
Anadarko Petroleum Corp.                                   2,418          156
Apache Corp.                                                 900           58
Baker Hughes, Inc.                                         2,960          116
Burlington Resources, Inc.                                 1,905           90
Devon Energy Corp.                                         1,200           71
EOG Resources, Inc.                                        1,128           52
Halliburton Co.                                            4,158          180
McDermott International, Inc.                                800           10

                                                           Number      Value
                                                         of Shares     (000s)
                                                         ---------   ---------

Nabors Industries, Inc.+                                   1,400     $     83
Noble Drilling Corp.+                                      1,300           63
Occidental Petroleum Corp.                                 3,200           96
Rowan Cos., Inc.+                                            600           20
Schlumberger Ltd.                                          5,400          358
                                                                     --------
                                                                        1,353
                                                                     --------

FOOD & AGRICULTURE -- 0.6%
Archer-Daniels-Midland Co.                                 6,221           74
Campbell Soup Co.                                          4,200          128
Coca-Cola Co.                                             24,100        1,113
Coca-Cola Enterprises, Inc.                                4,000           73
ConAgra Foods, Inc.                                        4,900          102
General Mills, Inc.                                        3,026          119
H.J. Heinz Co.                                             3,400          133
Hershey Foods Corp.                                        1,500           91
Kellogg Co.                                                3,900           99
PepsiCo, Inc.                                             13,900          609
Quaker Oats Co.                                            1,200          116
Ralston Purina Group                                       3,100           94
Sara Lee Corp.                                             7,600          151
Supervalu, Inc.                                            1,400           19
Sysco Corp.                                                6,600          186
Unilever NV - Sponsored ADR                                5,714          321
Wm. Wrigley Jr. Co.                                        2,200          106
                                                                     --------
                                                                        3,534
                                                                     --------

GOLD -- 0.0%
Barrick Gold Corp.                                         3,900           64
Homestake Mining Co.                                       2,600           16
Newmont Mining Corp.                                       1,701           31
Placer Dome, Inc.                                          3,200           32
                                                                     --------
                                                                          143
                                                                     --------

HEALTHCARE / DRUGS & MEDICINE-- 2.5%
Abbott Laboratories                                       15,000          696
Allergan, Inc.                                             1,300           99
Alza Corp.+                                                2,300          105
American Home Products Corp.                              12,700          733
Amgen, Inc.+                                              10,100          618
Bausch & Lomb, Inc.                                          600           26
Baxter International, Inc.                                 2,800          255
Becton, Dickinson & Co.                                    2,600           84
Biogen, Inc.+                                              1,500           97
Biomet, Inc.                                               1,650           71
Boston Scientific Corp.+                                   4,074           65
Bristol-Myers Squibb Co.                                  19,000        1,064
C.R. Bard, Inc.                                              400           18
Cardinal Health, Inc.                                      4,200          283
Chiron Corp.+                                              1,800           86
Eli Lilly & Co.                                           10,900          927
Forest Laboratories, Inc.,
 Class A+                                                  1,600           98
Guidant Corp.+                                             3,000          123
HCA-The Healthcare Co.                                     5,600          217
HealthSouth Corp.+                                         3,452           49
Humana, Inc.+                                              1,400           14
Johnson & Johnson                                         13,400        1,293
King Pharmaceuticals, Inc.+                                1,600           67
Manor Care, Inc.+                                          1,100           26
McKesson HBOC, Inc.                                        2,654           82
Medimmune, Inc.+                                           2,000           78
Medtronic, Inc.                                           11,800          526
Merck & Co., Inc.                                         22,300        1,694
Pfizer, Inc.                                              61,100        2,646
Pharmacia Corp.                                           12,269          641
Quintiles Transnational Corp.+                             1,200           25
Schering-Plough Corp.                                     14,100          543
St. Jude Medical, Inc.+                                      725           42
Stryker Corp.                                              1,892          112
Tenet Healthcare Corp.+                                    3,100          138
UnitedHealth Group, Inc.                                   3,400          223
Watson Pharmaceuticals, Inc.+                              1,000           50
Wellpoint Health Networks, Inc.+                             700           69
                                                                     --------
                                                                       13,983
                                                                     --------

HOUSEHOLD PRODUCTS -- 0.3%
Alberto-Culver Co., Class B                                  600           24
Avon Products, Inc.                                        2,400          102
Clorox Co.                                                 2,200           70
Colgate-Palmolive Co.                                      5,800          324
Gillette Co.                                              10,600          301
International Flavors &
 Fragrances, Inc.                                          1,100           27
Procter & Gamble Co.                                      12,600          757
                                                                     --------
                                                                        1,605
                                                                     --------

INSURANCE -- 0.8%
Aetna, Inc.+                                               1,424           40
AFLAC, Inc.                                                5,200          165
Allstate Corp.                                             7,000          292
AMBAC Financial Group, Inc.                                1,015           55

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 2001 (Unaudited)

                                                           Number     Value
                                                         of Shares    (000s)
                                                         ---------   --------
American General Corp.                                     5,020     $    219
American International Group, Inc.                        22,745        1,861
Aon Corp.                                                  2,625           87
Chubb Corp.                                                1,700          113
CIGNA Corp.                                                1,600          171
Cincinnati Financial Corp.                                 1,800           69
Conseco, Inc.                                              3,220           61
Hartford Financial Services
 Group, Inc.                                               2,200          137
Jefferson-Pilot Corp.                                      1,612           75
Lincoln National Corp.                                     1,900           88
Loews Corp.                                                2,000          135
Marsh & McLennan Cos., Inc.                                2,600          251
MBIA, Inc.                                                 1,350           65
Metlife, Inc.                                              7,410          215
MGIC Investment Corp.                                      1,200           78
Progressive Corp.                                            700           82
SAFECO Corp.                                               1,100           29
St. Paul Cos., Inc.                                        1,850           83
Torchmark Corp.                                            1,100           42
UnumProvident Corp.                                        2,349           70
                                                                     --------
                                                                        4,483
                                                                     --------

MEDIA -- 0.9%
AOL Time Warner, Inc.+                                    42,050        2,124
Clear Channel
 Communications, Inc.+                                     5,717          319
Comcast Corp., Special Class A+                            8,500          373
Dow Jones & Co., Inc.                                        800           43
Gannett Co., Inc.                                          2,700          174
Knight-Ridder, Inc.                                          900           49
McGraw-Hill Cos., Inc.                                     2,000          130
Meredith Corp.                                               500           19
New York Times Co., Class A                                1,700           70
R.R. Donnelley & Sons Co.                                  1,200           33
Tribune Co.                                                2,800          118
Viacom, Inc., Class B+                                    16,881          879
The Walt Disney Co.                                       20,319          615
                                                                     --------
                                                                        4,946
                                                                     --------

MISCELLANEOUS -- 0.1%
Agilent Technologies, Inc.+                                4,437          173
Palm, Inc.+                                                4,894           39
Sabre Holdings Corp.+                                      1,283           64
XCEL Energy, Inc.                                          3,150           98
                                                                     --------
                                                                          374
                                                                     --------

MISCELLANEOUS FINANCE -- 1.3%
American Express Co.                                      12,900          547
Bear Stearns Cos., Inc.                                    1,182           59
Capital One Financial Corp.                                1,800          113
Charles Schwab Corp.                                      13,042          258
Charter One Financial, Inc.                                2,100           62
CIT Group, Inc., Class A                                   2,600           95
Citigroup, Inc.                                           48,792        2,398
Countrywide Credit Industries, Inc.                        1,100           47
Fannie Mae                                                 9,700          779
Franklin Resources, Inc.                                   2,500          109
Freddie Mac                                                6,900          454
Household International, Inc.                              4,759          305
Lehman Brothers Holdings, Inc.                             2,400          175
MBNA Corp.                                                 7,900          282
Merrill Lynch & Co., Inc.                                  7,900          487
Morgan Stanley Dean Witter & Co.                          11,000          691
T. Rowe Price Group, Inc.                                  1,200           42
USA Education, Inc.                                        1,700          121
Washington Mutual, Inc.                                    5,255          262
                                                                     --------
                                                                        7,286
                                                                     --------

NON-FERROUS METALS -- 0.1%
Alcan, Inc.                                                3,214          143
Alcoa, Inc.                                                8,472          351
Engelhard Corp.                                            1,300           33
Freeport-McMoran Copper &
 Gold, Inc., Class B+                                        800           11
Inco Ltd.+                                                 1,900           34
Phelps Dodge Corp.                                           810           36
                                                                     --------
                                                                          608
                                                                     --------

OIL - DOMESTIC -- 0.2%
Amerada Hess Corp.                                         1,000           88
Ashland, Inc.                                                800           34
Conoco, Inc., Class B                                      6,300          192
Kerr-McGee Corp.                                             869           62
Phillips Petroleum Co.                                     2,400          143
Sunoco, Inc.                                                 900           34
Tosco Corp.                                                1,500           69
Transocean Sedco Forex, Inc.                               2,945          160
Unocal Corp.                                               2,400           92
USX-Marathon Group, Inc.                                   3,100           99
                                                                     --------
                                                                          973
                                                                     --------


                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
OIL - INTERNATIONAL -- 1.0%
Chevron Corp.                                              6,200     $    599
Exxon Mobil Corp.                                         33,729        2,988
Royal Dutch Petroleum Co. -
 Sponsored ADR                                            20,900        1,244
Texaco, Inc.                                               5,361          387
                                                                     --------
                                                                        5,218
                                                                     --------

OPTICAL & PHOTO -- 0.0%
Eastman Kodak Co.                                          3,100          135
                                                                     --------

PAPER & FOREST PRODUCTS -- 0.2%
Boise Cascade Corp.                                          600           21
Georgia-Pacific Group                                      2,228           72
International Paper Co.                                    4,846          190
Kimberly-Clark Corp.                                       5,360          318
Louisiana-Pacific Corp.                                      600            7
Mead Corp.                                                 1,000           28
Potlatch Corp.                                               300           11
Temple-Inland, Inc.                                          600           31
Westvaco Corp.                                             1,000           26
Weyerhaeuser Co.                                           2,300          130
Willamette Industries, Inc.                                1,100           54
                                                                     --------
                                                                          888
                                                                     --------

PRODUCER GOODS & MANUFACTURING-- 1.3%
Applied Micro Circuits Corp.+                              2,862           74
Avery Dennison Corp.                                       1,200           67
Caterpillar, Inc.                                          3,500          176
Cooper Industries, Inc.                                      900           34
Corning, Inc.                                              8,700          191
Deere & Co.                                                2,300           94
Dover Corp.                                                2,000           78
Emerson Electric Co.                                       4,000          267
FMC Corp.+                                                   400           29
General Electric Co.                                      96,200        4,669
Honeywell International, Inc.                              7,837          383
Illinois Tool Works, Inc.                                  3,000          190
Ingersoll-Rand Co.                                         1,650           78
Jabil Circuit, Inc.+                                       1,398           41
Johnson Controls, Inc.                                       800           58
Millipore Corp.                                              400           23
Minnesota Mining &
 Manufacturing Co.                                         3,900          464
Pall Corp.                                                 1,000           23
Parker-Hannifin Corp.                                      1,150           54
Snap-On, Inc.                                                600           17
The Timken Co.                                               400            7
W.W. Grainger, Inc.                                          900           35
                                                                     --------
                                                                        7,052
                                                                     --------

RAILROAD & SHIPPING -- 0.1%
Burlington Northern Santa Fe Corp.                         3,800          112
CSX Corp.                                                  2,200           77
Norfolk Southern Corp.                                     3,600           71
Union Pacific Corp.                                        2,500          142
                                                                     --------
                                                                          402
                                                                     --------

REAL PROPERTY -- 0.0%
Starwood Hotels & Resorts Worldwide, Inc.                  1,900           69
                                                                     --------
RETAIL -- 1.3%
Albertson's, Inc.                                          4,138          138
AutoZone, Inc.+                                            1,300           41
Bed, Bath & Beyond, Inc.+                                  2,800           79
Best Buy Co., Inc.+                                        1,900          105
Circuit City Stores -
 Circuit City Group                                        2,000           30
Consolidated Stores Corp.+                                   500            6
Costco Wholesale Corp.+                                    4,400          154
CVS Corp.                                                  3,900          230
Dillards, Inc., Class A                                      500            8
Dollar General Corp.                                       3,303           54
Federated Department
 Stores, Inc.+                                             2,100           90
The Gap, Inc.                                              8,300          230
Home Depot, Inc.                                          22,500        1,060
J.C. Penney Co., Inc.                                      2,500           51
Kmart Corp.+                                               4,700           47
Kohl's Corp.+                                              3,200          195
Kroger Co.+                                                8,200          185
Limited, Inc.                                              4,194           71
Longs Drug Stores Corp.                                      400           12
Lowe's Cos., Inc.                                          3,800          239

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
April 30, 2001 (Unaudited)

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
May Department Stores Co.                                  3,200     $    119
Nordstrom, Inc.                                            1,300           24
Office Depot, Inc.+                                        3,700           35
RadioShack Corp.                                           1,900           58
Safeway, Inc.+                                             4,900          266
Sears, Roebuck & Co.                                       3,200          118
Staples, Inc.+                                             4,350           71
Target Corp.                                               8,800          338
Tiffany & Co., Inc.                                        1,400           45
TJX Cos., Inc.                                             3,000           94
Toys `R' Us, Inc.+                                         2,600           64
Wal-Mart Stores, Inc.                                     43,500        2,251
Walgreen Co.                                               9,900          424
Winn-Dixie Stores, Inc.                                    1,500           47
                                                                     --------
                                                                        6,979
                                                                     --------

STEEL -- 0.0%
Allegheny Technologies, Inc.                                 735           13
Nucor Corp.                                                  900           46
USX-U.S. Steel Group, Inc.                                   900           17
Worthington Industries, Inc.                                 900           11
                                                                     --------
                                                                           87
                                                                     --------

TELEPHONE -- 1.1%
Alltel Corp.                                               3,100          169
AT&T Corp.                                                35,821          798
Avaya, Inc.+                                               2,632           39
BellSouth Corp.                                           18,400          772
CenturyTel, Inc.                                           1,350           37
Citizens Communications Co.+                               2,576           30
Global Crossing Ltd.+                                      7,770           97
Qwest Communications
 International, Inc.+                                     15,773          645
SBC Communications, Inc.                                  32,836        1,354
Sprint Corp. (FON Group)                                   8,600          184
Sprint Corp. (PCS Group)+                                  8,800          226
Verizon Communications+                                   26,158        1,441
Worldcom, Inc.+                                           27,720          506
                                                                     --------
                                                                        6,298
                                                                     --------

TOBACCO -- 0.2%
Philip Morris Cos., Inc.                                  21,600        1,082
UST, Inc.                                                  1,600           48
                                                                     --------
                                                                        1,130
                                                                     --------

TRAVEL & RECREATION -- 0.1%
Brunswick Corp.                                              900           18
Carnival Corp.                                             6,100          162
Harrah's Entertainment, Inc.+                              1,300           45
Hilton Hotels Corp.                                        3,600           40
Marriott International, Inc.,
 Class A                                                   2,600          119
                                                                     --------
                                                                          384
                                                                     --------

TRUCKING & FREIGHT -- 0.0%
Paccar, Inc.                                                 500           24
Ryder Systems, Inc.                                          400            8
                                                                     --------
                                                                           32
                                                                     --------

UTILITIES - ELECTRIC & GAS-- 0.7%
AES Corp.+                                                 4,800          229
Allegheny Energy, Inc.                                     1,070           55
Ameren Corp.                                               1,500           63
American Electric Power Co., Inc.                          3,160          156
Calpine Corp.+                                             2,700          154
Cinergy Corp.                                              1,600           55
CMS Energy Corp.                                           1,000           31
Consolidated Edison, Inc.                                  2,100           79
Constellation Energy Group, Inc.                           1,300           62
Dominion Resources, Inc.                                   2,378          163
DTE Energy Co.                                             1,400           59
Duke Energy Corp.                                          7,252          339
Dynegy, Inc., Class A                                      3,100          179
Edison International                                       3,200           32
El Paso Corp.                                              5,006          344
Enron Corp.                                                7,100          445
Entergy Corp.                                              2,400           97
FirstEnergy Corp.                                          2,100           64
FPL Group, Inc.                                            1,900          114
GPU, Inc.                                                  1,200           40
KeySpan Corp.                                              1,300           52
Kinder Morgan, Inc.                                        1,107           65

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
Mirant Corp.+                                              2,624     $    107
Niagara Mohawk Holdings, Inc.+                             1,800           30
NICOR, Inc.                                                  500           20
NiSource, Inc.                                             1,946           58
ONEOK, Inc.                                                  300           13
Peoples Energy Corp.                                         200            8
PG&E Corp.                                                 3,600           32
Pinnacle West Capital Corp.                                  800           40
PPL Corp.                                                  1,400           77
Progress Energy, Inc.                                      1,975           87
Public Service Enterprise Group, Inc.                      2,000           93
Reliant Energy, Inc.                                       2,949          146
Sempra Energy                                              2,103           58
Southern Co.                                               6,600          154
TXU Corp.                                                  2,767          122
Williams Cos., Inc.                                        4,200          177
                                                                     --------
                                                                        4,099
                                                                     --------

TOTAL COMMON STOCK
(Cost $68,184)                                                        108,662
                                                                     --------
INVESTMENT FUNDS-- 75.3%
Schwab International Index Fund(R),
  Select Shares                                        7,259,114      109,613
Schwab S&P 500 Fund,
  Select Shares                                        5,801,515      112,201
Schwab Small-Cap Index Fund(R),
  Select Shares                                        6,347,171      113,043
Schwab Total Bond Market
  Index Fund                                           8,084,551       80,522
                                                                     --------
TOTAL INVESTMENT FUNDS
(Cost $404,435)                                                       415,379
                                                                     --------

                                                       Number of       Value
                                                  Shares/Par (000s)   (000s)
                                                  -----------------  -------
SHORT TERM INVESTMENTS -- 5.0%
HSBC Bank USA, Grand Cayman
  Time Deposit
    4.07%*, 5/1/01                                   $     3,087     $  3,087
Schwab Value Advantage Money
  Fund(R), Investor Shares, 4.76%*                    24,672,185       24,672
                                                                     --------
TOTAL SHORT TERM INVESTMENTS
  (Cost $27,759)                                                       27,759
                                                                     --------
TOTAL INVESTMENTS-- 100.0%
  (Cost $500,378)                                                     551,800
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET-- (0.0%)
  Other assets                                                          1,087
  Liabilities                                                            (953)
                                                                     --------
                                                                          134
                                                                     --------
TOTAL NET ASSETS-- 100.0%                                           $ 551,934
                                                                    =========

See accompanying Notes to Schedules of Investments and Notes to Financial Statements

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 2001 (Unaudited)

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
COMMON STOCK -- 14.2%
AEROSPACE / DEFENSE -- 0.2%
B.F. Goodrich Co.                                            700     $     28
Boeing Co.                                                 5,784          357
Crane Co.                                                    200            6
General Dynamics Corp.                                     1,300          100
Lockheed Martin Corp.                                      2,600           91
Northrop Grumman Corp.                                       500           45
Raytheon Co., Class B                                      2,300           68
Rockwell International Corp.                               1,200           54
Textron, Inc.                                              1,000           53
United Technologies Corp.                                  3,200          250
                                                                     --------
                                                                        1,052
                                                                     --------

AIR TRANSPORTATION -- 0.1%
AMR Corp.+                                                 1,000           38
Delta Air Lines, Inc.                                        900           40
FedEx Corp.+                                               1,960           82
Southwest Airlines Co.                                     4,537           83
U.S. Airways Group, Inc.+                                    400           11
                                                                     --------
                                                                          254
                                                                     --------

ALCOHOLIC BEVERAGES -- 0.1%
Adolph Coors Co., Class B                                    200           10
Anheuser-Busch Cos., Inc.                                  5,800          232
Brown-Forman Corp., Class B                                  500           30
                                                                     --------
                                                                          272
                                                                     --------

APPAREL -- 0.0%
Liz Claiborne, Inc.                                          400           20
Nike, Inc., Class B                                        1,700           71
Reebok International Ltd.+                                   300            8
VF Corp.                                                     800           32
                                                                     --------
                                                                          131
                                                                     --------

AUTOMOTIVE PRODUCTS / MOTOR VEHICLES-- 0.2%
Cooper Tire & Rubber Co.                                     400            5
Cummins, Inc.                                                300           12
Dana Corp.                                                 1,085           21
Danaher Corp.                                                900           50
Delphi Automotive Systems Corp.                            3,884           58
Eaton Corp.                                                  500           37
Ford Motor Co.                                            12,185          359
General Motors Corp.                                       3,450          189
Genuine Parts Co.                                          1,150           31
Goodyear Tire & Rubber Co.                                 1,000           25
Harley-Davidson, Inc.                                      2,000           92
Navistar International Corp.+                                400           10
TRW, Inc.                                                    800           31
Visteon Corp.                                              1,047           17
                                                                     --------
                                                                          937
                                                                     --------

BANKS -- 0.9%
AmSouth Bancorp                                            2,600           45
Bank of America Corp.                                     10,780          604
Bank of New York Co., Inc.                                 4,900          246
Bank One Corp.                                             7,557          285
BB&T Corp.                                                 2,600           92
Comerica, Inc.                                             1,000           51
Fifth Third Bancorp                                        3,658          197
First Union Corp.                                          6,536          196
FleetBoston Financial Corp.                                7,278          279
Golden West Financial Corp.                                1,100           65
Huntington Bancshares, Inc.                                1,597           24
J.P. Morgan Chase & Co.                                   12,266          589
KeyCorp, Inc.                                              2,600           60
Mellon Financial Corp.                                     3,100          127
National City Corp.                                        4,100          112
Northern Trust Corp.                                       1,400           91
PNC Financial Services Group                               1,900          124
Providian Financial Corp.                                  1,900          101
Regions Financial Corp.                                    1,400           43
SouthTrust Corp.                                           1,100           52
State Street Corp.                                         1,100          114
SunTrust Banks, Inc.                                       1,900          121
Synovus Financial Corp.                                    1,900           55
U.S. Bancorp                                              12,554          266
Union Planters Corp.                                         900           34
Wachovia Corp.                                             1,400           85
Wells Fargo & Co.                                         11,135          523
                                                                     --------
                                                                        4,581
                                                                     --------

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
BUSINESS MACHINES & SOFTWARE-- 1.5%
Adaptec, Inc.+                                               700     $      8
Adobe Systems, Inc.                                        1,600           72
Apple Computer, Inc.+                                      2,200           56
Autodesk, Inc.                                               400           14
BMC Software, Inc.+                                        1,600           39
Cabletron Systems, Inc.+                                   1,200           19
Cisco Systems, Inc.+                                      47,000          798
Compaq Computer Corp.                                     11,264          197
Compuware Corp.+                                           2,400           25
Comverse Technology, Inc.+                                 1,000           69
Dell Computer Corp.+                                      16,900          443
EMC Corp.+                                                14,162          561
Gateway, Inc.+                                             2,100           40
Hewlett-Packard Co.                                       13,200          375
International Business
 Machines Corp.                                           11,500        1,324
Lexmark International, Inc.,
 Class A+                                                    800           49
Microsoft Corp.+                                          34,800        2,358
NCR Corp.+                                                   600           28
Network Appliance, Inc.+                                   2,000           46
Novell, Inc.+                                              2,200           11
Novellus Systems, Inc.+                                      600           33
Oracle Corp.+                                             36,600          591
Pitney Bowes, Inc.                                         1,800           69
Seagate Escrow Security+(c)                                1,384           --
Sun Microsystems, Inc.+                                   20,800          356
Unisys Corp.+                                              2,100           25
Xerox Corp.                                                4,200           38
                                                                     --------
                                                                        7,644
                                                                     --------

BUSINESS SERVICES -- 0.7%
Allied Waste Industries, Inc.+                             1,300           21
Automatic Data Processing, Inc.                            4,200          228
BroadVision, Inc.+                                         1,746           11
Cendant Corp.+                                             4,915           87
Cintas Corp.                                               1,102           48
Citrix Systems, Inc.+                                      1,200           34
Computer Associates
 International, Inc.                                       3,825          123
Computer Sciences Corp.+                                   1,090           39
Concord EFS, Inc.+                                         1,400           65
Convergys Corp.+                                             869           32
Deluxe Corp.                                                 500           13
Ecolab, Inc.                                               1,000           38
Electronic Data Systems Corp.                              3,100          200
Equifax, Inc.                                                900           30
Exelon Corp.                                               2,162          149
First Data Corp.                                           2,600          175
Fiserv, Inc.+                                                800           44
H&R Block, Inc.                                              600           33
IMS Health, Inc.                                           2,000           55
Interpublic Group of Cos., Inc.                            1,900           65
Intuit, Inc.+                                              1,327           43
Mercury Interactive Corp.+                                   500           33
National Service Industries, Inc.                            100            2
Nortel Networks Corp.                                     20,457          313
Omnicom Group, Inc.                                        1,200          105
Parametric Technology Corp.+                               1,800           21
Paychex, Inc.                                              2,475           86
PeopleSoft, Inc.+                                          1,900           70
Qlogic Corp.+                                                585           25
Robert Half International, Inc.+                           1,200           33
Sapient Corp.+                                               800           11
Siebel Systems, Inc.+                                      2,600          119
Stilwell Financial, Inc.                                   1,400           41
Tyco International Ltd.                                   11,375          607
Veritas Software Corp.+                                    2,600          155
Vitesse Semiconductor Corp.+                               1,171           40
Waste Management, Inc.                                     4,112          100
Yahoo!, Inc.+                                              3,600           73
                                                                     --------
                                                                        3,367
                                                                     --------

CHEMICAL -- 0.2%
Air Products & Chemicals, Inc.                             1,500           64
Dow Chemical Co.                                           5,649          189
E.I. du Pont de Nemours & Co.                              6,884          311
Eastman Chemical Co.                                         600           32
Great Lakes Chemical Corp.                                   400           13
Hercules, Inc.                                               700            8
PPG Industries, Inc.                                       1,200           64
Praxair, Inc.                                              1,000           47
Rohm & Haas Co.                                            1,421           49
Sigma-Aldrich Corp.                                          700           32
                                                                     --------
                                                                          809
                                                                     --------

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 2001 (Unaudited)

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
CONSTRUCTION -- 0.0%
Centex Corp.                                                 400     $     17
Fluor Corp.                                                  500           26
KB Home Corp.                                                300            9
Masco Corp.                                                3,000           69
Pulte Corp.                                                  200            9
Sherwin-Williams Co.                                       1,100           23
The Stanley Works                                            600           22
Vulcan Materials Co.                                         700           32
                                                                     --------
                                                                          207
                                                                     --------

CONSUMER - DURABLE -- 0.0%
Black & Decker Corp.                                         600           24
Leggett & Platt, Inc.                                      1,300           25
Maytag Corp.                                                 600           21
Whirlpool Corp.                                              500           28
                                                                     --------
                                                                           98
                                                                     --------

CONSUMER - NONDURABLE -- 0.1%
American Greetings Corp., Class A                            400            5
Darden Restaurants, Inc.                                     900           25
Fortune Brands, Inc.                                       1,000           31
Harcourt General, Inc.                                       500           27
Hasbro, Inc.                                               1,275           16
Mattel, Inc.                                               2,825           46
McDonald's Corp.                                           8,600          237
Newell Rubbermaid, Inc.                                    1,872           50
Starbucks Corp.+                                           2,440           47
Tricon Global Restaurants, Inc.+                           1,030           46
Tupperware Corp.                                             200            4
Wendy's International, Inc.                                  800           20
                                                                     --------
                                                                          554
                                                                     --------

CONTAINERS -- 0.0%
Ball Corp.                                                   100            5
Bemis Co., Inc.                                              300           11
Pactiv Corp.+                                              1,000           14
Sealed Air Corp.+                                            621           24
                                                                     --------
                                                                           54
                                                                     --------

ELECTRONICS -- 0.9%
ADC Telecommunications, Inc.+                              5,000           38
Advanced Micro Devices, Inc.+                              2,040           63
Altera Corp.+                                              2,546           64
American Power
 Conversion Corp.+                                         1,175           17
Analog Devices, Inc.+                                      2,300          109
Andrew Corp.+                                                325            6
Applied Biosystems Group -
 Applera Corp.                                             1,400           45
Applied Materials, Inc.+                                   5,200          284
Broadcom Corp., Class A+                                   1,500           62
Conexant Systems, Inc.+                                    1,300           14
Intel Corp.                                               43,800        1,354
ITT Industries, Inc.                                         600           26
JDS Uniphase Corp.+                                        8,464          181
KLA-Tencor Corp.+                                          1,200           66
Linear Technology Corp.                                    2,000           96
LSI Logic Corp.+                                           2,000           41
Lucent Technologies, Inc.                                 21,305          213
Maxim Integrated Products, Inc.+                           1,800           92
Micron Technology, Inc.+                                   3,600          163
Molex, Inc.                                                1,250           50
Moody's Corp.                                              1,000           31
Motorola, Inc.                                            14,070          219
National Semiconductor Corp.+                              1,100           32
Nextel Communications, Inc.,
 Class A+                                                  4,800           78
PerkinElmer, Inc.                                            300           20
Power-One, Inc.+                                             240            4
Qualcomm, Inc.+                                            4,800          275
Sanmina Corp.+                                             2,000           58
Scientific-Atlanta, Inc.                                   1,000           58
Solectron Corp.+                                           3,800           97
Symbol Technologies, Inc.                                  1,284           40
Tektronix, Inc.+                                             500           12
Tellabs, Inc.+                                             2,700           95
Teradyne, Inc.+                                            1,100           43
Texas Instruments, Inc.                                   11,300          437
Thermo Electron Corp.+                                       900           24
Thomas & Betts Corp.                                         381            8
Univision Communications, Inc.,
 Class A+                                                  1,348           59
Xilinx, Inc.+                                              2,100          100
                                                                     --------
                                                                        4,674
                                                                     --------

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
ENERGY - RAW MATERIALS -- 0.2%
Anadarko Petroleum Corp.                                   1,510     $     98
Apache Corp.                                                 800           51
Baker Hughes, Inc.                                         2,250           88
Burlington Resources, Inc.                                 1,410           67
Devon Energy Corp.                                           800           47
EOG Resources, Inc.                                          759           35
Halliburton Co.                                            2,974          129
McDermott International, Inc.                                400            5
Nabors Industries, Inc.+                                   1,000           60
Noble Drilling Corp.+                                        900           44
Occidental Petroleum Corp.                                 2,400           72
Rowan Cos., Inc.+                                            600           20
Schlumberger Ltd.                                          3,600          239
                                                                     --------
                                                                          955
                                                                     --------

FOOD & AGRICULTURE -- 0.5%
Archer-Daniels-Midland Co.                                 4,235           50
Campbell Soup Co.                                          2,800           85
Coca-Cola Co.                                             16,200          748
Coca-Cola Enterprises, Inc.                                2,700           49
ConAgra Foods, Inc.                                        3,300           69
General Mills, Inc.                                        1,992           79
H.J. Heinz Co.                                             2,300           90
Hershey Foods Corp.                                        1,000           60
Kellogg Co.                                                2,700           69
PepsiCo, Inc.                                              9,300          407
Quaker Oats Co.                                              900           87
Ralston Purina Group                                       2,100           64
Sara Lee Corp.                                             5,100          102
Supervalu, Inc.                                              900           12
Sysco Corp.                                                4,400          124
Unilever NV - Sponsored ADR                                3,839          215
Wm. Wrigley Jr. Co.                                        1,600           77
                                                                     --------
                                                                        2,387
                                                                     --------

GOLD -- 0.0%
Barrick Gold Corp.                                         2,600           43
Homestake Mining Co.                                       1,700           11
Newmont Mining Corp.                                       1,129           21
Placer Dome, Inc.                                          2,200           22
                                                                     --------
                                                                           97
                                                                     --------
HEALTHCARE / DRUGS & MEDICINE-- 1.8%
Abbott Laboratories                                       10,200          473
Allergan, Inc.                                               900           68
Alza Corp.+                                                1,400           64
American Home Products Corp.                               8,500          491
Amgen, Inc.+                                               6,800          416
Bausch & Lomb, Inc.                                          400           17
Baxter International, Inc.                                 1,900          173
Becton, Dickinson & Co.                                    1,800           58
Biogen, Inc.+                                              1,000           65
Biomet, Inc.                                               1,050           45
Boston Scientific Corp.+                                   2,774           44
Bristol-Myers Squibb Co.                                  12,800          717
C.R. Bard, Inc.                                              300           13
Cardinal Health, Inc.                                      2,775          187
Chiron Corp.+                                              1,200           58
Eli Lilly & Co.                                            7,400          629
Forest Laboratories, Inc., Class A+                        1,200           73
Guidant Corp.+                                             2,000           82
HCA-The Healthcare Co.                                     3,700          143
HealthSouth Corp.+                                         2,776           39
Humana, Inc.+                                                800            8
Johnson & Johnson                                          9,100          878
King Pharmaceuticals, Inc.+                                1,041           44
Manor Care, Inc.+                                            500           12
McKesson HBOC, Inc.                                        1,773           55
Medimmune, Inc.+                                           1,400           55
Medtronic, Inc.                                            7,800          348
Merck & Co., Inc.                                         15,000        1,140
Pfizer, Inc.                                              41,075        1,779
Pharmacia Corp.                                            8,365          437
Quintiles Transnational Corp.+                               800           16
Schering-Plough Corp.                                      9,500          366
St. Jude Medical, Inc.+                                      430           25
Stryker Corp.                                              1,273           75
Tenet Healthcare Corp.+                                    2,100           94
UnitedHealth Group, Inc.                                   2,200          144
Watson Pharmaceuticals, Inc.+                                600           30
Wellpoint Health Networks, Inc.+                             500           49
                                                                     --------
                                                                        9,410
                                                                     --------

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 2001 (Unaudited)

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------

HOUSEHOLD PRODUCTS -- 0.2%
Alberto-Culver Co., Class B                                  400     $     16
Avon Products, Inc.                                        1,500           63
Clorox Co.                                                 1,600           51
Colgate-Palmolive Co.                                      3,900          218
Gillette Co.                                               6,700          190
International Flavors &
 Fragrances, Inc.                                            800           20
Procter & Gamble Co.                                       8,500          510
                                                                     --------
                                                                        1,068
                                                                     --------

INSURANCE -- 0.6%
Aetna, Inc.+                                                 834           24
AFLAC, Inc.                                                3,600          114
Allstate Corp.                                             4,700          196
AMBAC Financial Group, Inc.                                  684           37
American General Corp.                                     3,420          149
American International Group, Inc.                        15,162        1,240
Aon Corp.                                                  1,725           57
Chubb Corp.                                                1,100           73
CIGNA Corp.                                                1,000          107
Cincinnati Financial Corp.                                 1,200           46
Conseco, Inc.                                              2,171           41
Hartford Financial Services Group, Inc.                    1,400           87
Jefferson-Pilot Corp.                                      1,050           49
Lincoln National Corp.                                     1,300           60
Loews Corp.                                                1,400           94
Marsh & McLennan Cos., Inc.                                1,800          174
MBIA, Inc.                                                 1,050           50
Metlife, Inc.                                              4,986          145
MGIC Investment Corp.                                        700           45
Progressive Corp.                                            500           58
SAFECO Corp.                                                 800           21
St. Paul Cos., Inc.                                        1,424           64
Torchmark Corp.                                              800           30
UnumProvident Corp.                                        1,657           50
                                                                     --------
                                                                        3,011
                                                                     --------

MEDIA -- 0.6%
AOL Time Warner, Inc.+                                    28,250        1,427
Clear Channel
 Communications, Inc.+                                     3,780          211
Comcast Corp., Special Class A+                            6,100          268
Dow Jones & Co., Inc.                                        600           33
Gannett Co., Inc.                                          1,700          110
Knight-Ridder, Inc.                                          600           33
McGraw-Hill Cos., Inc.                                     1,400           91
Meredith Corp.                                               300           11
New York Times Co., Class A                                1,100           45
R.R. Donnelley & Sons Co.                                    800           22
Tribune Co.                                                1,900           80
Viacom, Inc., Class B+                                    11,418          594
The Walt Disney Co.                                       13,717          415
                                                                     --------
                                                                        3,340
                                                                     --------

MISCELLANEOUS -- 0.0%
Agilent Technologies, Inc.+                                2,917          114
Palm, Inc.+                                                3,411           27
Sabre Holdings Corp.+                                        922           46
XCEL Energy, Inc.                                          2,085           65
                                                                     --------
                                                                          252
                                                                     --------

MISCELLANEOUS FINANCE -- 0.9%
American Express Co.                                       8,700          369
Bear Stearns Cos., Inc.                                      802           40
Capital One Financial Corp.                                1,300           82
Charles Schwab Corp.                                       8,783          174
Charter One Financial, Inc.                                1,470           43
CIT Group, Inc., Class A                                   1,700           62
Citigroup, Inc.                                           32,976        1,621
Countrywide Credit Industries, Inc.                          800           34
Fannie Mae                                                 6,500          522
Franklin Resources, Inc.                                   1,700           74
Freddie Mac                                                4,700          309
Household International, Inc.                              3,033          194
Lehman Brothers Holdings, Inc.                             1,600          116
MBNA Corp.                                                 5,212          186
Merrill Lynch & Co., Inc.                                  5,200          321
Morgan Stanley Dean Witter & Co.                           7,310          459
T. Rowe Price Group, Inc.                                    800           28
USA Education, Inc.                                        1,000           71
Washington Mutual, Inc.                                    3,516          176
                                                                     --------
                                                                        4,881
                                                                     --------

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
NON-FERROUS METALS -- 0.1%
Alcan, Inc.                                                2,209     $     98
Alcoa, Inc.                                                5,648          234
Engelhard Corp.                                              800           21
Freeport-McMoran Copper &
 Gold, Inc., Class B+                                      1,100           16
Inco Ltd.+                                                 1,300           24
Phelps Dodge Corp.                                           540           24
                                                                     --------
                                                                          417
                                                                     --------

OIL - DOMESTIC -- 0.1%
Amerada Hess Corp.                                           600           53
Ashland, Inc.                                                500           22
Conoco, Inc., Class B                                      3,900          119
Kerr-McGee Corp.                                             621           45
Phillips Petroleum Co.                                     1,700          101
Sunoco, Inc.                                                 600           23
Tosco Corp.                                                1,000           46
Transocean Sedco Forex, Inc.                               2,016          109
Unocal Corp.                                               1,600           61
USX-Marathon Group, Inc.                                   2,100           67
                                                                     --------
                                                                          646
                                                                     --------

OIL - INTERNATIONAL -- 0.7%
Chevron Corp.                                              4,300          415
Exxon Mobil Corp.                                         22,660        2,008
Royal Dutch Petroleum Co. - Sponsored ADR                 14,000          833
Texaco, Inc.                                               3,630          262
                                                                     --------
                                                                        3,518
                                                                     --------

OPTICAL & PHOTO -- 0.0%
Eastman Kodak Co.                                          2,000           87
                                                                     --------
PAPER & FOREST PRODUCTS -- 0.1%
Boise Cascade Corp.                                          400           14
Georgia-Pacific Group                                      1,496           49
International Paper Co.                                    3,166          124
Kimberly-Clark Corp.                                       3,580          213
Louisiana-Pacific Corp.                                      700            9
Mead Corp.                                                   600           17
Potlatch Corp.                                               100            4
Temple-Inland, Inc.                                          400           20
Westvaco Corp.                                               700           18
Weyerhaeuser Co.                                           1,600           90
Willamette Industries, Inc.                                  700           34
                                                                     --------
                                                                          592
                                                                     --------

PRODUCER GOODS & MANUFACTURING-- 0.9%
Applied Micro Circuits Corp.+                              1,928           50
Avery Dennison Corp.                                         700           39
Caterpillar, Inc.                                          2,300          115
Cooper Industries, Inc.                                      600           22
Corning, Inc.                                              6,000          132
Deere & Co.                                                1,500           62
Dover Corp.                                                1,400           55
Emerson Electric Co.                                       2,800          187
FMC Corp.+                                                   200           14
General Electric Co.                                      64,700        3,140
Honeywell International, Inc.                              5,300          259
Illinois Tool Works, Inc.                                  2,000          127
Ingersoll-Rand Co.                                         1,100           52
Jabil Circuit, Inc.+                                         941           27
Johnson Controls, Inc.                                       500           36
Millipore Corp.                                              200           11
Minnesota Mining & Manufacturing Co.                       2,600          309
Pall Corp.                                                   800           19
Parker-Hannifin Corp.                                        700           33
Snap-On, Inc.                                                350           10
The Timken Co.                                               200            3
W.W. Grainger, Inc.                                          600           23
                                                                     --------
                                                                        4,725
                                                                     --------

RAILROAD & SHIPPING -- 0.1%
Burlington Northern Santa Fe Corp.                         2,900           85
CSX Corp.                                                  1,500           53
Norfolk Southern Corp.                                     2,500           49
Union Pacific Corp.                                        1,700           97
                                                                     --------
                                                                          284
                                                                     --------

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 2001 (Unaudited)

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
REAL PROPERTY -- 0.0%
Starwood Hotels & Resorts
Worldwide, Inc.                                            1,200     $     43
                                                                     --------
RETAIL -- 0.9%
Albertson's, Inc.                                          2,671           89
AutoZone, Inc.+                                            1,000           31
Bed, Bath & Beyond, Inc.+                                  1,800           51
Best Buy Co., Inc.+                                        1,400           77
Circuit City Stores-Circuit City Group                     1,400           21
Consolidated Stores Corp.+                                   700            8
Costco Wholesale Corp.+                                    3,000          105
CVS Corp.                                                  2,600          153
Dillards, Inc., Class A                                      700           12
Dollar General Corp.                                       2,202           36
Federated Department Stores, Inc.+                         1,400           60
The Gap, Inc.                                              5,662          157
Home Depot, Inc.                                          15,100          711
J.C. Penney Co., Inc.                                      1,700           34
Kmart Corp.+                                               3,300           33
Kohl's Corp.+                                              2,200          134
Kroger Co.+                                                5,300          120
Limited, Inc.                                              2,688           45
Longs Drug Stores Corp.                                      200            6
Lowe's Cos., Inc.                                          2,500          158
May Department Stores Co.                                  2,100           78
Nordstrom, Inc.                                              900           17
Office Depot, Inc.+                                        2,500           24
RadioShack Corp.                                           1,300           40
Safeway, Inc.+                                             3,300          179
Sears, Roebuck & Co.                                       2,400           88
Staples, Inc.+                                             3,050           50
Target Corp.                                               5,800          223
Tiffany & Co., Inc.                                          950           31
TJX Cos., Inc.                                             2,100           66
Toys `R' Us, Inc.+                                         1,200           30
Wal-Mart Stores, Inc.                                     29,100        1,506
Walgreen Co.                                               6,600          282
Winn-Dixie Stores, Inc.                                    1,200           38
                                                                     --------
                                                                        4,693
                                                                     --------
STEEL -- 0.0%
Allegheny Technologies, Inc.                                 492            9
Nucor Corp.                                                  600           30
USX-U.S. Steel Group, Inc.                                   500            9
Worthington Industries, Inc.                                 300            4
                                                                     --------
                                                                           52
                                                                     --------

TELEPHONE -- 0.8%
Alltel Corp.                                               2,100          115
AT&T Corp.                                                24,142          538
Avaya, Inc.+                                               1,775           26
BellSouth Corp.                                           12,200          512
CenturyTel, Inc.                                             900           24
Citizens Communications Co.+                               1,732           20
Global Crossing Ltd.+                                      5,150           65
Qwest Communications
 International, Inc.+                                     10,622          434
SBC Communications, Inc.                                  22,088          911
Sprint Corp. (FON Group)                                   5,800          124
Sprint Corp. (PCS Group)+                                  5,900          151
Verizon Communications+                                   17,836          982
Worldcom, Inc.+                                           18,819          343
                                                                     --------
                                                                        4,245
                                                                     --------

TOBACCO -- 0.1%
Philip Morris Cos., Inc.                                  14,500          727
UST, Inc.                                                  1,100           33
                                                                     --------
                                                                          760
                                                                     --------

TRAVEL & RECREATION-- 0.0%
Brunswick Corp.                                              600           12
Carnival Corp.                                             4,100          109
Harrah's Entertainment, Inc.+                                900           31
Hilton Hotels Corp.                                        2,500           28
Marriott International, Inc., Class A                      1,500           69
                                                                     --------
                                                                          249
                                                                     --------

TRUCKING & FREIGHT -- 0.0%
Paccar, Inc.                                                 600           29
Ryder Systems, Inc.                                          400            8
                                                                     --------
                                                                           37
                                                                     --------

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
UTILITIES - ELECTRIC & GAS-- 0.5%
AES Corp.+                                                 3,200     $    153
Allegheny Energy, Inc.                                       720           37
Ameren Corp.                                                 900           38
American Electric Power Co., Inc.                          2,080          103
Calpine Corp.+                                             1,800          103
Cinergy Corp.                                              1,000           35
CMS Energy Corp.                                             700           22
Consolidated Edison, Inc.                                  1,500           56
Constellation Energy Group, Inc.                           1,000           48
Dominion Resources, Inc.                                   1,467          100
DTE Energy Co.                                             1,000           42
Duke Energy Corp.                                          4,852          227
Dynegy, Inc., Class A                                      2,100          122
Edison International                                       2,200           22
El Paso Corp.                                              3,222          222
Enron Corp.                                                4,700          295
Entergy Corp.                                              1,500           61
FirstEnergy Corp.                                          1,500           45
FPL Group, Inc.                                            1,300           78
GPU, Inc.                                                    800           27
KeySpan Corp.                                                900           36
Kinder Morgan, Inc.                                          745           44
Mirant Corp.+                                              1,789           73
Niagara Mohawk Holdings, Inc.+                             1,200           20
NICOR, Inc.                                                  300           12
NiSource, Inc.                                             1,351           40
ONEOK, Inc.                                                  200            9
Peoples Energy Corp.                                         200            8
PG&E Corp.                                                 2,400           22
Pinnacle West Capital Corp.                                  600           30
PPL Corp.                                                  1,000           55
Progress Energy, Inc.                                      1,293           56
Public Service Enterprise Group, Inc.                      1,500           70
Reliant Energy, Inc.                                       1,924           95
Sempra Energy                                              1,360           38
Southern Co.                                               4,500          105
TXU Corp.                                                  1,622           71
Williams Cos., Inc.                                        2,800          118
                                                                     --------
                                                                        2,738
                                                                     --------

TOTAL COMMON STOCK
(Cost $46,555)                                                         73,121
                                                                     --------

INVESTMENT FUNDS -- 80.8%
Schwab International Index
Fund(R),
Select Shares                                          5,172,252       78,101
Schwab S&P 500 Fund,
Select Shares                                          4,233,686       81,879
Schwab Small-Cap Index Fund(R),
Select Shares                                          4,500,347       80,151
Schwab Total Bond Market
Index Fund                                            17,841,995      177,706
                                                                     --------
TOTAL INVESTMENT FUNDS
(Cost $403,055)                                                       417,837
                                                                     --------

                                                     Number of
                                                 Shares/Par (000s)
                                                 -----------------
SHORT TERM INVESTMENTS -- 4.9%
HSBC Bank USA, Grand Cayman
Time Deposit
4.07%*, 5/1/01                                       $     4,434        4,434
Schwab Value Advantage Money
Fund(R), Investor Shares, 4.76%*                      20,883,310       20,883
                                                                     --------
TOTAL SHORT TERM INVESTMENTS
(Cost $25,317)                                                         25,317
                                                                     --------
TOTAL INVESTMENTS-- 99.9%
(Cost $474,927)                                                       516,275
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET-- 0.1%
Other assets                                                            2,149
Liabilities                                                            (1,801)
                                                                     --------
                                                                          348
                                                                     --------
TOTAL NET ASSETS-- 100.0%                                            $516,623
                                                                     ========

See accompanying Notes to Schedules of Investments and Notes to Financial Statements.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
COMMON STOCK -- 8.5%
AEROSPACE / DEFENSE -- 0.1%
B.F. Goodrich Co.                                            200     $      8
Boeing Co.                                                 1,346           83
Crane Co.                                                    150            4
General Dynamics Corp.                                       300           23
Lockheed Martin Corp.                                        600           21
Northrop Grumman Corp.                                       100            9
Raytheon Co., Class B                                        500           15
Rockwell International Corp.                                 300           14
Textron, Inc.                                                200           11
United Technologies Corp.                                    700           55
                                                                     --------
                                                                          243
                                                                     --------

AIR TRANSPORTATION -- 0.0%
AMR Corp.+                                                   200            8
Delta Air Lines, Inc.                                        200            9
FedEx Corp.+                                                 460           19
Southwest Airlines Co.                                     1,218           22
U.S. Airways Group, Inc.+                                    100            3
                                                                     --------
                                                                           61
                                                                     --------

ALCOHOLIC BEVERAGES -- 0.0%
Adolph Coors Co., Class B                                    100            5
Anheuser-Busch Cos., Inc.                                  1,400           56
Brown-Forman Corp., Class B                                  100            6
                                                                     --------
                                                                           67
                                                                     --------

APPAREL -- 0.0%
Liz Claiborne, Inc.                                          100            5
Nike, Inc., Class B                                          400           17
Reebok International Ltd.+                                   100            3
VF Corp.                                                     200            8
                                                                     --------
                                                                           33
                                                                     --------

AUTOMOTIVE PRODUCTS / MOTOR VEHICLES-- 0.1%
Cooper Tire & Rubber Co.                                     100            1
Cummins, Inc.                                                100            4
Dana Corp.                                                   292            6
Danaher Corp.                                                200           11
Delphi Automotive Systems Corp.                              868           13
Eaton Corp.                                                  100            7
Ford Motor Co.                                             2,921           86
General Motors Corp.                                         825           45
Genuine Parts Co.                                            250            7
Goodyear Tire & Rubber Co.                                   300            7
Harley-Davidson, Inc.                                        400           18
Navistar International Corp.+                                100            3
TRW, Inc.                                                    200            8
Visteon Corp.                                                248            4
                                                                     --------
                                                                          220
                                                                     --------

BANKS -- 0.5%
AmSouth Bancorp.                                             600           10
Bank of America Corp.                                      2,511          141
Bank of New York Co., Inc.                                 1,100           55
Bank One Corp.                                             1,846           70
BB&T Corp.                                                   500           18
Comerica, Inc.                                               300           15
Fifth Third Bancorp.                                         867           47
First Union Corp.                                          1,600           48
FleetBoston Financial Corp.                                1,757           67
Golden West Financial Corp.                                  200           12
Huntington Bancshares, Inc.                                  423            6
J.P. Morgan Chase & Co.                                    2,914          140
KeyCorp, Inc.                                                700           16
Mellon Financial Corp.                                       800           33
National City Corp.                                        1,000           27
Northern Trust Corp.                                         300           20
PNC Financial Services Group                                 400           26
Providian Financial Corp.                                    400           21
Regions Financial Corp.                                      300            9
SouthTrust Corp.                                             200           10
State Street Corp.                                           200           21
SunTrust Banks, Inc.                                         500           32
Synovus Financial Corp.                                      400           12
U.S. Bancorp.                                              3,022           64
Union Planters Corp.                                         200            8
Wachovia Corp.                                               300           18
Wells Fargo & Co.                                          2,560          120
                                                                     --------
                                                                        1,066
                                                                     --------

BUSINESS MACHINES & SOFTWARE-- 0.9%
Adaptec, Inc.+                                               200            2
Adobe Systems, Inc.                                          400           18
Apple Computer, Inc.+                                        400           10
Autodesk, Inc.                                               100            3
BMC Software, Inc.+                                          400           10
Cabletron Systems, Inc.+                                     300            5
Cisco Systems, Inc.+                                      11,100          188

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
Compaq Computer Corp.                                      2,693     $     47
Compuware Corp.+                                             600            6
Comverse Technology, Inc.+                                   300           21
Dell Computer Corp.+                                       4,000          105
EMC Corp.+                                                 3,350          133
Gateway, Inc.+                                               500           10
Hewlett-Packard Co.                                        3,100           88
International Business Machines Corp.                      2,700          311
Lexmark International, Inc., Class A+                        200           12
Microsoft Corp.+                                           8,200          556
NCR Corp.+                                                   200            9
Network Appliance, Inc.+                                     500           11
Novell, Inc.+                                                500            2
Novellus Systems, Inc.+                                      150            8
Oracle Corp.+                                              8,600          139
Pitney Bowes, Inc.                                           400           15
Seagate Escrow Security+(c)                                  376           --
Sun Microsystems, Inc.+                                    5,000           86
Unisys Corp.+                                                500            6
Xerox Corp.                                                1,000            9
                                                                     --------
                                                                        1,810
                                                                     --------

BUSINESS SERVICES -- 0.4%
Allied Waste Industries, Inc.+                               300            5
Automatic Data Processing, Inc.                            1,000           54
BroadVision, Inc.+                                           413            3
Cendant Corp.+                                             1,159           21
Cintas Corp.                                                 260           11
Citrix Systems, Inc.+                                        300            9
Computer Associates
 International, Inc.                                         850           27
Computer Sciences Corp.+                                     258            9
Concord EFS, Inc.+                                           300           14
Convergys Corp.+                                             174            6
Deluxe Corp.                                                 100            3
Ecolab, Inc.                                                 200            8
Electronic Data Systems Corp.                                700           45
Equifax, Inc.                                                200            7
Exelon Corp.                                                 462           32
First Data Corp.                                             600           40
Fiserv, Inc.+                                                200           11
H&R Block, Inc.                                              200           11
IMS Health, Inc.                                             500           14
Interpublic Group of Cos., Inc.                              400           14
Intuit, Inc.+                                                313           10
Mercury Interactive Corp.+                                   100            7
National Service Industries, Inc.                            100            2
Nortel Networks Corp.                                      4,871           75
Omnicom Group, Inc.                                          300           26
Parametric Technology Corp.+                                 500            6
Paychex, Inc.                                                525           18
PeopleSoft, Inc.+                                            400           15
Qlogic Corp.+                                                138            6
Robert Half International, Inc.+                             300            8
Sapient Corp.+                                               200            3
Siebel Systems, Inc.+                                        600           27
Stilwell Financial, Inc.                                     400           12
Tyco International Ltd.                                    2,737          146
Veritas Software Corp.+                                      600           36
Vitesse Semiconductor Corp.+                                 276            9
Waste Management, Inc.                                     1,007           25
Yahoo!, Inc.+                                                800           16
                                                                     --------
                                                                          791
                                                                     --------

CHEMICAL -- 0.1%
Air Products & Chemicals, Inc.                               400           17
Dow Chemical Co.                                           1,322           44
E.I. du Pont de Nemours & Co.                              1,625           73
Eastman Chemical Co.                                         100            5
Great Lakes Chemical Corp.                                   100            3
Hercules, Inc.                                               200            2
PPG Industries, Inc.                                         300           16
Praxair, Inc.                                                200            9
Rohm & Haas Co.                                              373           13
Sigma-Aldrich Corp.                                          200            9
                                                                     --------
                                                                          191
                                                                     --------

CONSTRUCTION -- 0.0%
Centex Corp.                                                 100            4
Fluor Corp.                                                  100            5
KB Home Corp.                                                100            3
Masco Corp.                                                  700           16
Sherwin-Williams Co.                                         300            6
The Stanley Works                                            100            4
Vulcan Materials Co.                                         200            9
                                                                     --------
                                                                           47
                                                                     --------

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 2001 (Unaudited)

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
CONSUMER - DURABLE -- 0.0%
Black & Decker Corp.                                         200     $      8
Leggett & Platt, Inc.                                        300            6
Maytag Corp.                                                 100            3
Whirlpool Corp.                                              100            6
                                                                     --------
                                                                           23
                                                                     --------

CONSUMER - NONDURABLE -- 0.1%
American Greetings Corp., Class A                            100            1
Darden Restaurants, Inc.                                     200            5
Fortune Brands, Inc.                                         200            6
Harcourt General, Inc.                                       100            5
Hasbro, Inc.                                                 325            4
Mattel, Inc.                                                 650           11
McDonald's Corp.                                           2,100           58
Newell Rubbermaid, Inc.                                      436           12
Starbucks Corp.+                                             560           11
Tricon Global Restaurants, Inc.+                             240           11
Tupperware Corp.                                             100            2
Wendy's International, Inc.                                  200            5
                                                                     --------
                                                                          131
                                                                     --------

CONTAINERS -- 0.0%
Bemis Co., Inc.                                              100            4
Pactiv Corp.+                                                300            4
Sealed Air Corp.+                                            153            6
                                                                     --------
                                                                           14
                                                                     --------

ELECTRONICS -- 0.5%
ADC Telecommunications, Inc.+                              1,000            8
Advanced Micro Devices, Inc.+                                560           17
Altera Corp.+                                                510           13
American Power Conversion Corp.+                             225            3
Analog Devices, Inc.+                                        600           28
Andrew Corp.+                                                100            2
Applied Biosystems Group -
  Applera Corp.                                              300           10
Applied Materials, Inc.+                                   1,200           66
Broadcom Corp., Class A+                                     342           14
Conexant Systems, Inc.+                                      300            3
Intel Corp.                                               10,400          321
ITT Industries, Inc.                                         100            4
JDS Uniphase Corp.+                                        2,010           43
KLA-Tencor Corp.+                                            300           16
Linear Technology Corp.                                      500           24
LSI Logic Corp.+                                             500           10
Lucent Technologies, Inc.                                  5,019           50
Maxim Integrated Products, Inc.+                             400           20
Micron Technology, Inc.+                                     900           41
Molex, Inc.                                                  250           10
Moody's Corp.                                                300            9
Motorola, Inc.                                             3,316           52
National Semiconductor Corp.+                                300            9
Nextel Communications, Inc., Class A+                      1,200           20
PerkinElmer, Inc.                                            100            7
Power-One, Inc.+                                              57            1
Qualcomm, Inc.+                                            1,200           69
Sanmina Corp.+                                               400           12
Scientific-Atlanta, Inc.                                     200           12
Solectron Corp.+                                           1,000           25
Symbol Technologies, Inc.                                    303           10
Tektronix, Inc.+                                             200            5
Tellabs, Inc.+                                               600           21
Teradyne, Inc.+                                              300           12
Texas Instruments, Inc.                                    2,700          104
Thermo Electron Corp.+                                       200            5
Thomas & Betts Corp.                                         100            2
Univision Communications, Inc., Class A+                     319           14
Xilinx, Inc.+                                                500           24
                                                                     --------
                                                                        1,116
                                                                     --------

ENERGY - RAW MATERIALS -- 0.1%
Anadarko Petroleum Corp.                                     367           24
Apache Corp.                                                 200           13
Baker Hughes, Inc.                                           470           18
Burlington Resources, Inc.                                   300           14
Devon Energy Corp.                                           200           12
EOG Resources, Inc.                                          180            8
Halliburton Co.                                              714           31
McDermott International, Inc.                                100            1
Nabors Industries, Inc.+                                     200           12
Noble Drilling Corp.+                                        200           10
Occidental Petroleum Corp.                                   600           18
Rowan Cos., Inc.+                                            100            3
Schlumberger Ltd.                                            900           60
                                                                     --------
                                                                          224
                                                                     --------

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
FOOD & AGRICULTURE -- 0.3%
Archer-Daniels-Midland Co.                                   966     $     12
Campbell Soup Co.                                            700           21
Coca-Cola Co.                                              3,800          176
Coca-Cola Enterprises, Inc.                                  700           13
ConAgra Foods, Inc.                                          800           17
General Mills, Inc.                                          432           17
H.J. Heinz Co.                                               600           23
Hershey Foods Corp.                                          200           12
Kellogg Co.                                                  600           15
PepsiCo, Inc.                                              2,200           96
Quaker Oats Co.                                              200           19
Ralston Purina Group                                         500           15
Sara Lee Corp.                                             1,200           24
Supervalu, Inc.                                              200            3
Sysco Corp.                                                1,000           28
Unilever NV - Sponsored ADR                                  892           50
Wm. Wrigley Jr. Co.                                          400           19
                                                                     --------
                                                                          560
                                                                     --------

GOLD -- 0.0%
Barrick Gold Corp.                                           600           10
Homestake Mining Co.                                         400            2
Newmont Mining Corp.                                         243            4
Placer Dome, Inc.                                            600            6
                                                                     --------
                                                                           22
                                                                     --------

HEALTHCARE / DRUGS & MEDICINE-- 1.1%
Abbott Laboratories                                        2,400          111
Allergan, Inc.                                               200           15
Alza Corp.+                                                  400           18
American Home Products Corp.                               2,000          116
Amgen, Inc.+                                               1,600           98
Bausch & Lomb, Inc.                                          100            4
Baxter International, Inc.                                   500           46
Becton, Dickinson & Co.                                      400           13
Biogen, Inc.+                                                200           13
Biomet, Inc.                                                 300           13
Boston Scientific Corp.+                                     634           10
Bristol-Myers Squibb Co.                                   3,000          168
C.R. Bard, Inc.                                              100            4
Cardinal Health, Inc.                                        600           40
Chiron Corp.+                                                300           14
Eli Lilly & Co.                                            1,700          145
Forest Laboratories, Inc., Class A+                          300           18
Guidant Corp.+                                               500           21
HCA-The Healthcare Co.                                       900           35
HealthSouth Corp.+                                           700           10
Humana, Inc.+                                                200            2
Johnson & Johnson                                          2,100          203
King Pharmaceuticals, Inc.+                                  200            8
Manor Care, Inc.+                                            100            2
McKesson HBOC, Inc.                                          422           13
Medimmune, Inc.+                                             300           12
Medtronic, Inc.                                            1,900           85
Merck & Co., Inc.                                          3,600          273
Pfizer, Inc.                                               9,775          423
Pharmacia Corp.                                            1,952          102
Quintiles Transnational Corp.+                               200            4
Schering-Plough Corp.                                      2,300           89
St. Jude Medical, Inc.+                                      100            6
Stryker Corp.                                                301           18
Tenet Healthcare Corp.+                                      500           22
UnitedHealth Group, Inc.                                     500           33
Watson Pharmaceuticals, Inc.+                                100            5
Wellpoint Health Networks, Inc.+                             100           10
                                                                     --------
                                                                        2,222
                                                                     --------

HOUSEHOLD PRODUCTS -- 0.1%
Alberto-Culver Co., Class B                                  100            4
Avon Products, Inc.                                          400           17
Clorox Co.                                                   300           10
Colgate-Palmolive Co.                                        900           50
Gillette Co.                                               1,700           48
International Flavors & Fragrances, Inc.                     200            5
Procter & Gamble Co.                                       2,000          120
                                                                     --------
                                                                          254
                                                                     --------

INSURANCE -- 0.4%
Aetna, Inc.+                                                 222            6
AFLAC, Inc.                                                  800           25
Allstate Corp.                                             1,100           46
AMBAC Financial Group, Inc.                                  162            9
American General Corp.                                       800           35
American International Group, Inc.                         3,616          296
Aon Corp.                                                    375           12
Chubb Corp.                                                  300           20
CIGNA Corp.                                                  300           32
Cincinnati Financial Corp.                                   300           12

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 2001 (Unaudited)

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
Conseco, Inc.                                                515     $     10
Hartford Financial Services Group, Inc.                      300           19
Jefferson-Pilot Corp.                                        225           11
Lincoln National Corp.                                       300           14
Loews Corp.                                                  400           27
Marsh & McLennan Cos., Inc.                                  450           43
MBIA, Inc.                                                   300           14
Metlife, Inc.                                              1,178           34
MGIC Investment Corp.                                        200           13
Progressive Corp.                                            100           12
SAFECO Corp.                                                 200            5
St. Paul Cos., Inc.                                          356           16
Torchmark Corp.                                              200            8
UnumProvident Corp.                                          346           10
                                                                     --------
                                                                          729
                                                                     --------

MEDIA -- 0.4%
AOL Time Warner, Inc.+                                     6,650          336
Clear Channel Communications, Inc.+                          867           48
Comcast Corp., Special Class A+                            1,400           61
Dow Jones & Co., Inc.                                        100            5
Gannett Co., Inc.                                            400           26
Knight-Ridder, Inc.                                          100            5
McGraw-Hill Cos., Inc.                                       300           19
Meredith Corp.                                               100            4
New York Times Co., Class A                                  300           12
R.R. Donnelley & Sons Co.                                    200            6
Tribune Co.                                                  500           21
Viacom, Inc., Class B+                                     2,660          138
The Walt Disney Co.                                        3,227           98
                                                                     --------
                                                                          779
                                                                     --------

MISCELLANEOUS -- 0.0%
Agilent Technologies, Inc.+                                  710           28
Palm, Inc.+                                                  741            6
Sabre Holdings Corp.+                                        244           12
XCEL Energy, Inc.                                            510           16
                                                                     --------
                                                                           62
                                                                     --------

MISCELLANEOUS FINANCE -- 0.6%
American Express Co.                                       2,100           89
Bear Stearns Cos., Inc.                                      220           11
Capital One Financial Corp.                                  300           19
Charles Schwab Corp.                                       2,125           42
Charter One Financial, Inc.                                  315            9
CIT Group, Inc., Class A                                     400           15
Citigroup, Inc.                                            7,782          383
Countrywide Credit Industries, Inc.                          200            9
Fannie Mae                                                 1,500          120
Franklin Resources, Inc.                                     400           17
Freddie Mac                                                1,100           72
Household International, Inc.                                706           45
Lehman Brothers Holdings, Inc.                               400           29
MBNA Corp.                                                 1,305           47
Merrill Lynch & Co., Inc.                                  1,200           74
Morgan Stanley Dean Witter & Co.                           1,730          109
T. Rowe Price Group, Inc.                                    200            7
USA Education, Inc.                                          300           21
Washington Mutual, Inc.                                      821           41
                                                                     --------
                                                                        1,159
                                                                     --------

NON-FERROUS METALS -- 0.0%
Alcan, Inc.                                                  502           22
Alcoa, Inc.                                                1,312           54
Engelhard Corp.                                              200            5
Freeport-McMoran Copper & Gold, Inc., Class B+               300            4
Inco Ltd.+                                                   300            5
Phelps Dodge Corp.                                           135            6
                                                                     --------
                                                                           96
                                                                     --------

OIL - DOMESTIC -- 0.1%
Amerada Hess Corp.                                           100            9
Ashland, Inc.                                                100            4
Conoco, Inc., Class B                                      1,000           30
Kerr-McGee Corp.                                             136           10
Phillips Petroleum Co.                                       400           24
Sunoco, Inc.                                                 100            4
Tosco Corp.                                                  200            9
Transocean Sedco Forex, Inc.                                 474           26
Unocal Corp.                                                 400           15
USX-Marathon Group, Inc.                                     500           16
                                                                     --------
                                                                          147
                                                                     --------

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
OIL - INTERNATIONAL -- 0.4%
Chevron Corp.                                              1,000     $     97
Exxon Mobil Corp.                                          5,384          477
Royal Dutch Petroleum Co. - Sponsored ADR                  3,300          196
Texaco, Inc.                                                 900           65
                                                                     --------
                                                                          835
                                                                     --------

OPTICAL & PHOTO -- 0.0%
Eastman Kodak Co.                                            500           22
                                                                     --------

PAPER & FOREST PRODUCTS -- 0.1%
Boise Cascade Corp.                                          100            4
Georgia-Pacific Group                                        379           12
International Paper Co.                                      789           31
Kimberly-Clark Corp.                                         856           51
Louisiana-Pacific Corp.                                      100            1
Mead Corp.                                                   200            6
Temple-Inland, Inc.                                          100            5
Westvaco Corp.                                               200            5
Weyerhaeuser Co.                                             300           17
Willamette Industries, Inc.                                  100            5
                                                                     --------
                                                                          137
                                                                     --------

PRODUCER GOODS & MANUFACTURING-- 0.6%
Applied Micro Circuits Corp.+                                455           12
Avery Dennison Corp.                                         200           11
Caterpillar, Inc.                                            600           30
Cooper Industries, Inc.                                      100            4
Corning, Inc.                                              1,400           31
Deere & Co.                                                  400           16
Dover Corp.                                                  300           12
Emerson Electric Co.                                         700           47
General Electric Co.                                      15,300          743
Honeywell International, Inc.                              1,275           62
Illinois Tool Works, Inc.                                    500           32
Ingersoll-Rand Co.                                           250           12
Jabil Circuit, Inc.+                                         222            6
Johnson Controls, Inc.                                       100            7
Millipore Corp.                                              100            6
Minnesota Mining & Manufacturing Co.                         600           71
Pall Corp.                                                   200            5
Parker-Hannifin Corp.                                        150            7
Snap-On, Inc.                                                100            3
W.W. Grainger, Inc.                                          100            4
                                                                     --------
                                                                        1,121
                                                                     --------

RAILROAD & SHIPPING -- 0.0%
Burlington Northern Santa Fe Corp.                           600           18
CSX Corp.                                                    300           11
Norfolk Southern Corp.                                       600           12
Union Pacific Corp.                                          400           23
                                                                     --------
                                                                           64
                                                                     --------

REAL PROPERTY -- 0.0%
Starwood Hotels & Resorts Worldwide, Inc.                    300           11
                                                                     --------

RETAIL -- 0.5%
Albertson's, Inc.                                            652           22
AutoZone, Inc.+                                              200            6
Bed, Bath & Beyond, Inc.+                                    400           11
Best Buy Co., Inc.+                                          300           17
Circuit City Stores-Circuit City Group                       300            5
Consolidated Stores Corp.+                                   200            2
Costco Wholesale Corp.+                                      700           24
CVS Corp.                                                    600           35
Dillards, Inc., Class A                                      200            3
Dollar General Corp.                                         515            9
Federated Department Stores, Inc.+                           300           13
The Gap, Inc.                                              1,362           38
Home Depot, Inc.                                           3,600          170
J.C. Penney Co., Inc.                                        400            8
Kmart Corp.+                                                 700            7
Kohl's Corp.+                                                500           31
Kroger Co.+                                                1,200           27
Limited, Inc.                                                618           10
Longs Drug Stores Corp.                                      100            3
Lowe's Cos., Inc.                                            600           38
May Department Stores Co.                                    500           19
Nordstrom, Inc.                                              200            4
Office Depot, Inc.+                                          600            6
RadioShack Corp.                                             300            9
Safeway, Inc.+                                               800           43
Sears, Roebuck & Co.                                         500           18

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 2001 (Unaudited)

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------
Staples, Inc.+                                               750     $     12
Target Corp.                                               1,400           54
Tiffany & Co., Inc.                                          150            5
TJX Cos., Inc.                                               500           16
Toys `R' Us, Inc.+                                           300            7
Wal-Mart Stores, Inc.                                      6,900          357
Walgreen Co.                                               1,600           68
Winn-Dixie Stores, Inc.                                      300            9
                                                                     --------
                                                                        1,106
                                                                     --------

STEEL -- 0.0%
Allegheny Technologies, Inc.                                 146            3
Nucor Corp.                                                  100            5
USX-U.S. Steel Group, Inc.                                   100            2
Worthington Industries, Inc.                                 100            1
                                                                     --------
                                                                           11
                                                                     --------

TELEPHONE -- 0.5%
Alltel Corp.                                                 500           27
AT&T Corp.                                                 5,725          128
Avaya, Inc.+                                                 418            6
BellSouth Corp.                                            2,900          122
CenturyTel, Inc.                                             250            7
Citizens Communications Co.+                                 410            5
Global Crossing Ltd.+                                      1,210           15
Qwest Communications International, Inc.+                  2,524          103
SBC Communications, Inc.                                   5,275          218
Sprint Corp. (FON Group)                                   1,300           28
Sprint Corp. (PCS Group)+                                  1,400           36
Verizon Communications+                                    4,188          231
Worldcom, Inc.+                                            4,525           83
                                                                     --------
                                                                        1,009
                                                                     --------

TOBACCO -- 0.1%
Philip Morris Cos., Inc.                                   3,500          175
UST, Inc.                                                    300            9
                                                                     --------
                                                                          184
                                                                     --------

TRAVEL & RECREATION -- 0.0%
Brunswick Corp.                                              100            2
Carnival Corp.                                               900           24
Harrah's Entertainment, Inc.+                                200            7
Hilton Hotels Corp.                                          600            7
Marriott International, Inc., Class A                        400           18
                                                                     --------
                                                                           58
                                                                     --------

TRUCKING & FREIGHT -- 0.0%
Paccar, Inc.                                                 100            5
Ryder Systems, Inc.                                          100            2
                                                                     --------
                                                                            7
                                                                     --------

UTILITIES - ELECTRIC & GAS -- 0.3%
AES Corp.+                                                   800           38
Allegheny Energy, Inc.                                       170            9
Ameren Corp.                                                 200            8
American Electric Power Co., Inc.                            480           24
Calpine Corp.+                                               400           23
Cinergy Corp.                                                300           10
CMS Energy Corp.                                             200            6
Consolidated Edison, Inc.                                    300           11
Constellation Energy Group, Inc.                             200           10
Dominion Resources, Inc.                                     315           22
DTE Energy Co.                                               200            8
Duke Energy Corp.                                          1,208           57
Dynegy, Inc., Class A                                        500           29
Edison International                                         500            5
El Paso Corp.                                                769           53
Enron Corp.                                                1,100           69
Entergy Corp.                                                400           16
FirstEnergy Corp.                                            400           12
FPL Group, Inc.                                              300           18
GPU, Inc.                                                    200            7
KeySpan Corp.                                                200            8
Kinder Morgan, Inc.                                          176           10
Mirant Corp.+                                                397           16
Niagara Mohawk Holdings, Inc.+                               300            5
NICOR, Inc.                                                  100            4
NiSource, Inc.                                               176            5
PG&E Corp.                                                   600            5
Pinnacle West Capital Corp.                                  100            5
PPL Corp.                                                    200           11
Progress Energy, Inc.                                        354           16
Public Service Enterprise Group, Inc.                        300           14
Reliant Energy, Inc.                                         474           24
Sempra Energy                                                297            8
Southern Co.                                               1,000           23
TXU Corp.                                                    400           18
Williams Cos., Inc.                                          700           30
                                                                     --------
                                                                          637
                                                                     --------

TOTAL COMMON STOCK
(Cost $12,286)                                                         17,269
                                                                     --------

                                                          Number       Value
                                                        of Shares      (000s)
                                                        ---------    ---------

INVESTMENT FUNDS-- 86.5%
Schwab International Index Fund(R),
 Select Shares                                         1,379,815     $ 20,835
Schwab S&P 500 Fund,
 Select Shares                                         1,223,208       23,657
Schwab Small-Cap Index Fund(R),
 Select Shares                                         1,159,530       20,651
Schwab Total Bond Market Index Fund                   11,143,414      110,988
                                                                     --------
TOTAL INVESTMENT FUNDS
(Cost $170,728)                                                       176,131
                                                                     --------

                                                      Number of        Value
                                                 Shares/Par (000s)    (000s)
                                                 -----------------   --------
SHORT TERM INVESTMENTS -- 4.9%
HSBC Bank USA, Grand Cayman
 Time Deposit
  4.07%*, 5/1/01                                      $    1,094     $  1,094
Schwab Value Advantage Money
 Fund(R), Investor Shares, 4.76%*                      8,887,227        8,887
                                                                     --------
TOTAL SHORT TERM INVESTMENTS
(Cost $9,981)                                                           9,981
                                                                     --------
TOTAL INVESTMENTS-- 99.9%
(Cost $192,995)                                                       203,381
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET-- 0.1%
 Other assets                                                           1,364
 Liabilities                                                           (1,134)
                                                                     --------
                                                                          230
                                                                     --------
TOTAL NET ASSETS-- 100.0%                                            $203,611
                                                                     ========

NOTES TO SCHEDULES OF INVESTMENTS
April 30, 2001 (Unaudited)

+     Non-income producing security.

*     Interest rate represents the yield on report date.

ADR--American Depositary Receipt.

(a)   Yields shown are effective yields at time of purchase.

(b) These securities, or portion thereof, are being used to collaterize open futures contracts.

(c) Securities valued at fair value as determined by the funds' investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees.


See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except for net asset value per share)
April 30, 2001 (Unaudited)

                                                                                  Schwab MarketTrack Portfolios(R)
                                                                 -------------------------------------------------------------------
                                                                  All Equity          Growth           Balanced         Conservative
                                                                 ------------      ------------      ------------       ------------
ASSETS
Investments, at value (Cost: $476,029, $500,378,
  $474,927, and $192,995, respectively)                           $ 445,893          $ 551,800         $ 516,275          $ 203,381
Receivables:
  Investments sold                                                       --                 --             1,504              1,004
  Fund shares sold                                                      681                861               361                213
  Dividends                                                              --                201               265                138
  Dividend tax reclaim                                                   --                 10                 4                 --
Prepaid expenses                                                         27                 15                15                  9
                                                                  ---------          ---------         ---------          ---------
    Total assets                                                    446,601            552,887           518,424            204,745
                                                                  ---------          ---------         ---------          ---------
LIABILITIES
Payables:
  Investments purchased                                                 500                500             1,500              1,000
  Fund shares redeemed                                                  212                357               223                 95
  Variation margin                                                        6                 --                --                 --
  Investment advisory and administration fees                             9                 12                11                  4
  Transfer agency and shareholder service fees                           12                 15                14                  6
Accrued expenses                                                         48                 69                53                 29
                                                                  ---------          ---------         ---------          ---------
    Total liabilities                                                   787                953             1,801              1,134
                                                                  ---------          ---------         ---------          ---------
Net assets applicable to outstanding shares                       $ 445,814          $ 551,934         $ 516,623          $ 203,611
                                                                  =========          =========         =========          =========
NET ASSETS CONSIST OF:
Paid-in capital                                                   $ 472,226          $ 494,541         $ 472,686          $ 193,406
Undistributed/(distributions in excess of)
  net investment income                                                (589)             1,758             3,769                525
Accumulated net realized gain (loss) on investments sold
  and futures contracts                                               4,340              4,213            (1,180)              (706)
Net unrealized appreciation (depreciation) on investments
  and futures contracts                                             (30,163)            51,422            41,348             10,386
                                                                  ---------          ---------         ---------          ---------
                                                                  $ 445,814          $ 551,934         $ 516,623          $ 203,611
                                                                  =========          =========         =========          =========
PRICING OF SHARES:
Outstanding shares, $0.00001 par value (unlimited shares
  authorized)                                                        41,819             35,506            35,893             16,093
Net asset value, offering and redemption price per share          $   10.66          $   15.54         $   14.39          $   12.65

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS (in thousands)
For the six months ended April 30, 2001 (Unaudited)

                                                                                     Schwab MarketTrack Portfolios(R)
                                                                      --------------------------------------------------------------
                                                                       All Equity         Growth          Balanced      Conservative
                                                                      ------------     ------------     ------------    ------------

Investment income:
  Dividends (net of foreign tax withheld of $0, $1, $1
    and $0, respectively)                                               $ 10,446         $ 13,289         $ 13,736         $  5,398
  Interest                                                                    53               39               81               38
                                                                        --------         --------         --------         --------
    Total investment income                                               10,499           13,328           13,817            5,436
                                                                        --------         --------         --------         --------
Expenses:
  Investment advisory and administration fees                                938            1,177            1,125              432
  Transfer agency and shareholder service fees                               533              675              642              246
  Custodian fees                                                              23               25               23               14
  Portfolio accounting fees                                                   29               37               35               13
  Registration fees                                                           44               30               32               17
  Professional fees                                                           14               14               13               12
  Shareholder reports                                                         56               47               24                9
  Trustees' fees                                                               4                4                4                3
  Interest expense                                                            --               --                2               --
  Other expenses                                                               6                8                7                3
                                                                        --------         --------         --------         --------
                                                                           1,647            2,017            1,907              749
Less: expenses reduced (See Note 4)                                         (581)            (666)            (621)            (258)
                                                                        --------         --------         --------         --------
    Net expenses incurred by fund                                          1,066            1,351            1,286              491
                                                                        --------         --------         --------         --------
Net investment income                                                      9,433           11,977           12,531            4,945
                                                                        --------         --------         --------         --------
Net realized gain (loss) on investments and futures contracts:
    Net realized loss on investments sold                                 (1,150)            (412)          (3,114)            (854)
    Net realized gain received from underlying funds                       6,693            6,768            5,020            1,177
    Net realized loss on futures contracts                                  (413)              --               --               --
                                                                        --------         --------         --------         --------
      Net realized gain on investments and futures contracts               5,130            6,356            1,906              323
                                                                        --------         --------         --------         --------
Change in net unrealized appreciation (depreciation) on
 investments and futures contracts:

    Net unrealized depreciation on investments                           (59,020)         (57,019)         (32,447)          (6,015)
    Net unrealized appreciation on futures contracts                          84               --               --               --
                                                                        --------         --------         --------         --------
      Net unrealized depreciation on investments
        and futures contracts                                            (58,936)         (57,019)         (32,447)          (6,015)
                                                                        --------         --------         --------         --------
Net loss on investments                                                  (53,806)         (50,663)         (30,541)          (5,692)
                                                                        --------         --------         --------         --------
Decrease in net assets resulting from operations                        $(44,373)        $(38,686)        $(18,010)        $   (747)
                                                                        ========         ========         ========         ========

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                                           Schwab MarketTrack Portfolios(R)
                                                  --------------------------------------------------------------------------------
                                                          All Equity                   Growth                    Balanced
                                                  -----------------------    ------------------------    ------------------------
                                                   Six months                Six months                  Six months
                                                    ended          Year        ended          Year         ended         Year
                                                   04/30/01        ended      04/30/01        ended       04/30/01       ended
                                                  (Unaudited)    10/31/00    (Unaudited)     10/31/00    (Unaudited)    10/31/00
                                                  ---------     ---------     ---------     ---------     ---------     ---------
Operations:
  Net investment income                           $   9,433     $     172     $  11,977     $   6,926     $  12,531     $  11,359
  Net realized gain (loss) on investments
    and futures contracts                            (1,563)         (141)         (412)        1,543        (3,114)        1,327
  Net realized gain received from
    underlying funds                                  6,693           268         6,768           185         5,020           123
  Net unrealized appreciation (depreciation)
    on investments and futures contracts            (58,936)        7,058       (57,019)       22,211       (32,447)       15,852
                                                  ---------     ---------     ---------     ---------     ---------     ---------

  Increase (decrease) in net assets
    resulting from operations                       (44,373)        7,357       (38,686)       30,865       (18,010)       28,661
                                                  ---------     ---------     ---------     ---------     ---------     ---------

Dividends and distributions:
  Dividends to shareholders from net
    investment income                                (8,505)         (172)      (14,573)       (5,062)      (17,544)       (7,749)
  Dividends in excess of
    net investment income                                --          (875)           --            --            --            --
  Distributions to shareholders from
    net capital gains                                  (446)       (1,962)       (3,006)       (3,458)       (3,575)       (2,431)
                                                  ---------     ---------     ---------     ---------     ---------     ---------

Total dividends and distributions
  to shareholders                                    (8,951)       (3,009)      (17,579)       (8,520)      (21,119)      (10,180)
                                                  ---------     ---------     ---------     ---------     ---------     ---------


Capital share transactions:
  Proceeds from shares sold                          94,764       326,322        79,261      260,601        112,613       223,028
  Net asset value of shares issued in
    reinvestment of dividends                         8,777         2,943        17,210         8,333        20,399         9,811
  Payments for shares redeemed                      (45,895)      (95,005)      (54,577)     (152,633)      (87,480)     (144,371)
                                                  ---------     ---------     ---------     ---------     ---------     ---------

  Increase in net assets from
    capital share transactions                       57,646       234,260        41,894       116,301        45,532        88,468
                                                  ---------     ---------     ---------     ---------     ---------     ---------

Total increase (decrease) in net assets               4,322       238,608       (14,371)      138,646         6,403       106,949

Net assets:
  Beginning of period                               441,492       202,884       566,305       427,659       510,220       403,271
                                                  ---------     ---------     ---------     ---------     ---------     ---------
    End of period (including undistributed
    net investment income (loss) of $(589),
    $(1,517), $1,758, $4,354, $3,769, $8,782,
    $525, and $685, respectively)                 $ 445,814     $ 441,492     $ 551,934     $ 566,305     $ 516,623     $ 510,220
                                                  =========     =========     =========     =========     =========     =========

Number of fund shares:
  Sold                                                8,659        26,396         5,022        15,116         7,668        14,416
  Reinvested                                            796           238         1,085           483         1,406           643
  Redeemed                                           (4,243)       (7,700)       (3,486)       (8,831)       (6,035)       (9,356)
                                                  ---------     ---------     ---------     ---------     ---------     ---------
  Net increase in shares outstanding                  5,212        18,934         2,621         6,768         3,039         5,703

Shares outstanding:
  Beginning of period                                36,607        17,673        32,885        26,117        32,854        27,151
                                                  ---------     ---------     ---------     ---------     ---------     ---------
  End of period                                      41,819        36,607       135,506        32,885        35,893        32,854
                                                  =========     =========     =========     =========     =========     =========


                                               Schwab MarketTrack Portfolios(R)
                                               --------------------------------
                                                       Conservative
                                                 ------------------------
                                                 Six months
                                                   ended          Year
                                                  04/30/01        ended
                                                 (Unaudited)     10/31/00
                                                  ---------     ---------
Operations:
  Net investment income                           $   4,945     $   6,595
  Net realized gain (loss) on investments
    and futures contracts                              (854)          584
  Net realized gain received from
    underlying funds                                  1,177            42
  Net unrealized appreciation (depreciation)
    on investments and futures contracts             (6,015)        4,958
                                                  ---------     ---------

  Increase (decrease) in net assets
    resulting from operations                          (747)       12,179
                                                  ---------     ---------

Dividends and distributions:
  Dividends to shareholders from net
    investment income                                (5,105)       (6,407)
  Dividends in excess of
    net investment income                                --            --
  Distributions to shareholders from
    net capital gains                                (1,310)         (367)
                                                  ---------     ---------

Total dividends and distributions
  to shareholders                                    (6,415)       (6,774)
                                                  ---------     ---------


Capital share transactions:
  Proceeds from shares sold                          34,105        79,146
  Net asset value of shares issued in
    reinvestment of dividends                         6,031         6,324
  Payments for shares redeemed                      (23,855)      (63,785)
                                                  ---------     ---------

  Increase in net assets from
    capital share transactions                       16,281        21,685
                                                  ---------     ---------

Total increase (decrease) in net assets               9,119        27,090

Net assets:
  Beginning of period                               194,492       167,402
                                                  ---------     ---------
    End of period (including undistributed
    net investment income (loss) of $(589),
    $(1,517), $1,758, $4,354, $3,769, $8,782,
    $525, and $685, respectively)                 $ 203,611     $ 194,492
                                                  =========     =========

Number of fund shares:
  Sold                                                2,677         6,071
  Reinvested                                            478           482
  Redeemed                                           (1,881)       (4,882)
                                                  ---------     ---------
  Net increase in shares outstanding                  1,274         1,671

Shares outstanding:
  Beginning of period                                14,819        13,148
                                                  ---------     ---------
  End of period                                      16,093        14,819
                                                  =========     =========


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
The figures for the current report period are unaudited.

SCHWAB MARKETTRACK                                      11/1/00 -      11/1/99 -     11/1/98 -   5/19/98 1 -
ALL EQUITY PORTFOLIO                                    4/30/01       10/31/00      10/31/99     10/31/98
PER - SHARE DATA ($)
=============================================================================================================
Net asset value at beginning of period                    12.06          11.48          9.28        10.00
                                                     --------------------------------------------------------
Income or loss from investment operations:
   Net investment income or loss                           0.25           0.04          0.03        (0.01)
   Net realized and unrealized gains or losses            (1.42)          0.69          2.22        (0.71)
                                                     --------------------------------------------------------
   Total income or loss from investment
     operations                                           (1.17)          0.73          2.25        (0.72)

Less distributions:
   Dividends from net investment income                   (0.22)         (0.01)        (0.01)          --
   Dividends in excess of net investment income              --          (0.04)        (0.04)          --
   Distributions from net realized gains                  (0.01)         (0.10)           --           --
                                                     --------------------------------------------------------
   Total distributions                                    (0.23)         (0.15)        (0.05)          --
                                                     --------------------------------------------------------
Net asset value at end of period                          10.66          12.06         11.48         9.28
                                                     ========================================================
Total return (%)                                          (9.72) 2        6.37         24.34        (7.20) 2

RATIOS/SUPPLEMENTAL DATA (%)
=============================================================================================================
Ratio of net operating expenses to
  average net assets 5                                    0.50 3          0.56 4        0.54        0.39 3
Expense reductions reflected in above ratio               0.27 3          0.27          0.43        0.74 3
Ratio of net investment income or loss to
  average net assets                                     4.42 3           0.05          0.13       (0.36) 3
Portfolio turnover rate                                     1                3             6           2
Net assets, end of period ($ x 1,000,000)                 446              441           203          17


1   Commencement of operations.

2   Not annualized.

3   Annualized.

4 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

5 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.

    The income received by the portfolio from underlying funds is reduced by those expenses.



See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
The figures for the current report period are unaudited.

SCHWAB MARKETTRACK                                 11/1/00 -      11/1/99 -      11/1/98 -    11/1/97 -    11/1/96 -    11/20/95 1 -
GROWTH PORTFOLIO                                   4/30/01       10/31/00       10/31/99     10/31/98     10/31/97      10/31/96
PER-SHARE DATA ($)
===================================================================================================================================
Net asset value at beginning of period               17.22          16.37          13.96        13.59        11.30        10.00
                                                  ---------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                              0.36           0.22           0.18         0.16         0.17         0.19
   Net realized and unrealized gains or losses       (1.51)          0.94           2.48         0.99         2.32         1.13
                                                  ---------------------------------------------------------------------------------
   Total income or loss from investment
     operations                                      (1.15)          1.16           2.66         1.15         2.49         1.32
Less distributions:
   Dividends from net investment income              (0.44)         (0.18)         (0.22)       (0.16)       (0.20)       (0.02)
   Distributions from net realized gains             (0.09)         (0.13)         (0.03)       (0.62)          --           --
                                                  ---------------------------------------------------------------------------------
   Total distributions                               (0.53)         (0.31)         (0.25)       (0.78)       (0.20)       (0.02)
                                                  ---------------------------------------------------------------------------------
Net asset value at end of period                     15.54          17.22          16.37        13.96        13.59        11.30
                                                  =================================================================================
Total return (%)                                     (6.75) 2        7.08          19.24         8.85        22.33        13.24 2

RATIOS/SUPPLEMENTAL DATA (%)
===================================================================================================================================
Ratio of net operating expenses to
  average net assets 5                                0.50 3         0.56 4         0.58         0.60         0.75         0.89 3
Expense reductions reflected in above ratio           0.25 3         0.25           0.33         0.50         0.49         0.61 3
Ratio of net investment income to
  average net assets                                  4.43 3         1.32           1.21         1.34         1.58         2.03 3
Portfolio turnover rate                                  4             12              7           14          113           46
Net assets, end of period ($ x 1,000,000)              552            566            428          276          168          106


1   Commencement of operations.

2   Not annualized.

3   Annualized.

4 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

5 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.

    The income received by the portfolio from underlying funds is reduced by those expenses.


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
The figures for the current report period are unaudited.

SCHWAB MARKETTRACK                                  11/1/00 -     11/1/99 -     11/1/98 -    11/1/97 -    11/1/96 -    11/20/95 1 -
BALANCED PORTFOLIO                                  4/30/01      10/31/00      10/31/99     10/31/98     10/31/97      10/31/96
PER-SHARE DATA ($)
===================================================================================================================================
Net asset value at beginning of period                15.53         14.85         13.39        12.82        11.05        10.00
                                                     ------------------------------------------------------------------------------
Income or loss from investment operations:
    Net investment income                              0.33          0.36          0.29         0.25         0.22         0.25
    Net realized and unrealized gains or losses       (0.88)         0.69          1.57         0.86         1.78         0.83
                                                     ------------------------------------------------------------------------------
    Total income or loss from investment
      operations                                      (0.55)         1.05          1.86         1.11         2.00         1.08

Less distributions:
    Dividends from net investment income              (0.49)        (0.28)        (0.33)       (0.23)       (0.23)       (0.03)
    Distributions from net realized gains             (0.10)        (0.09)        (0.07)       (0.31)          --           --
                                                     ------------------------------------------------------------------------------
    Total distributions                               (0.59)        (0.37)        (0.40)       (0.54)       (0.23)       (0.03)
                                                     ------------------------------------------------------------------------------
Net asset value at end of period                      14.39         15.53         14.85        13.39        12.82        11.05
                                                     ==============================================================================
Total return (%)                                      (3.55) 2       7.11         14.18         9.02        18.43        10.82 2

RATIOS/SUPPLEMENTAL DATA (%)
===================================================================================================================================
Ratio of net operating expenses to
  average net assets 5                                 0.50 3        0.56 4        0.58         0.59         0.78         0.89 3
Expense reductions reflected in above ratio            0.24 3        0.25          0.33         0.51         0.52         0.67 3
Ratio of net investment income to
  average net assets                                   4.88 3        2.46          2.25         2.33         2.48         2.79 3
Portfolio turnover rate                                  12            18             7           32          104           44
Net assets, end of period ($ x 1,000,000)               517           510           403          264          151           81


1   Commencement of operations.

2   Not annualized.

3   Annualized.

4 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

5 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.

    The income received by the portfolio from underlying funds is reduced by those expenses.


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
The figures for the current report period are unaudited.


SCHWAB MARKETTRACK                                   11/1/00 -     11/1/99 -     11/1/98 -    11/1/97 -    11/1/96 -    11/20/951 -
CONSERVATIVE PORTFOLIO                               4/30/01      10/31/00      10/31/99     10/31/98     10/31/97      10/31/96
PER-SHARE DATA ($)
===================================================================================================================================
Net asset value at beginning of period                 13.12         12.73         12.11        11.71        10.51        10.00
                                                   --------------------------------------------------------------------------------
Income or loss from investment operations:
    Net investment income                               0.32          0.47          0.41         0.35         0.35         0.33
    Net realized and unrealized gains or losses        (0.37)         0.41          0.68         0.64         1.21         0.48
                                                   --------------------------------------------------------------------------------
    Total income or loss from investment
      operations                                       (0.05)         0.88          1.09         0.99         1.56         0.81
Less distributions:
    Dividends from net investment income               (0.33)        (0.46)        (0.40)       (0.35)       (0.36)       (0.30)
    Distributions from net realized gains              (0.09)        (0.03)        (0.07)       (0.24)          --           --
                                                   --------------------------------------------------------------------------------
    Total distributions                                (0.42)        (0.49)        (0.47)       (0.59)       (0.36)       (0.30)
                                                   --------------------------------------------------------------------------------
Net asset value at end of period                       12.65         13.12         12.73        12.11        11.71        10.51
                                                   ================================================================================
Total return (%)                                       (0.35) 2       6.92          9.13         8.64        15.12         8.18 2

RATIOS/SUPPLEMENTAL DATA (%)
===================================================================================================================================
Ratio of net operating expenses to
  average net assets 5                                  0.50 3        0.56 4        0.57         0.58         0.81         0.89 3
Expense reductions reflected in above ratio             0.26 3        0.27          0.35         0.64         0.84         1.16 3
Ratio of net investment income to
  average net assets                                    5.03 3        3.58          3.28         3.26         3.40         3.49 3
Portfolio turnover rate                                    9            16             8           58          104           64
Net assets, end of period ($ x 1,000,000)                204           194           167          115           41           22


1   Commencement of operations.

2   Not annualized.

3   Annualized.

4 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

5 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.

    The income received by the portfolio from underlying funds is reduced by those expenses.


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
For six months ended April 30, 2001 (Unaudited)
(All currency amounts are in thousands unless otherwise noted.)

1.   DESCRIPTION OF THE FUNDS

The Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio (the "funds") are series of Schwab Capital Trust (the "trust"), a no-load, open-end management investment company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In addition to the funds, the trust also offers the Schwab Total Stock Market Index Fund(R), Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R), Schwab International Index Fund(R), Schwab Analytics Fund(R), Schwab MarketManager International Portfolio, Schwab MarketManager Growth Portfolio, Schwab MarketManager Balanced Portfolio, Schwab MarketManager Small Cap Portfolio, Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund, Institutional Select Small-Cap Value Index Fund, Communications Focus Fund, Financial Services Focus Fund, Health Care Focus Fund and Technology Focus Fund. The assets of each series are segregated and accounted for separately.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in underlying funds are valued at their respective net asset values as deter- mined by those funds, in accordance with the 1940 Act, for a given day. The funds' investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the funds' investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Futures contracts, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions, investment income and realized gains (losses) -- Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including accretion of discount) is recorded on accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Futures contracts -- The funds may invest in futures contracts. The funds are required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

The funds will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, or (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in the funds' statement of operations at any given time.

As of April 30, 2001, the Schwab MarketTrack All Equity Portfolio had the following open S&P 500 Index futures contracts:

     Number of              Contract                                        Unrealized
     Contracts               Value                Expiration               Depreciation
     ---------              --------              ----------               ------------
         6                  $1,881                  6/15/01                   $(27)

Eligible securities on deposit with broker available to cover margin requirements for open futures positions at April 30, 2001 were $119. The fund has segregated short-term investments with the custodian for the remaining portion of the contract value.

Foreign currency translation -- The accounting records of the funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the funds denominated in a foreign currency are translated into U.S. dollars at the exchange rates on April 30, 2001. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

Expenses -- Expenses arising in connection with a fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no Federal income tax provision is required. Each fund is considered a separate entity for tax purposes.

For Federal income tax purposes, the cost of securities owned at April 30, 2001 and the net realized gains or losses on securities sold for the period then ended were different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at April 30, 2001 for the funds is as follows:

                                                                    Net Unrealized
                                                      Federal        Appreciation       Appreciated     Depreciated
       Portfolio                                     Tax Cost       (Depreciation)       Securities      Securities
       ---------                                     --------       --------------      -----------     -----------
       Schwab MarketTrack All Equity Portfolio       $477,926         $(32,060)            $10,490        $(42,550)
       Schwab MarketTrack Growth Portfolio            503,146           48,654              72,400         (23,746)
       Schwab MarketTrack Balanced Portfolio          480,813           35,462              49,437         (13,975)
       Schwab MarketTrack Conservative Portfolio      194,806            8,575              11,689          (3,114)

Reclassifications -- Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the six months ended April 30, 2001, there were no such reclassifications.

Accounting standards issued but not yet adopted -- A revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued in November 2000 and is effective for fiscal years beginning after December 15, 2000. Each fund expects that the impact of the adoption of these principles will not be material to the financial statements.

3.   TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, each fund pays an annual fee, payable monthly, of 0.44% of the first $500 million of average daily net assets and 0.39% of such net assets over $500 million. The investment adviser has reduced a portion of its fee for the six months ended April 30, 2001 (see Note 4).

Transfer agency and shareholder service agreements -- The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each fund's average daily net assets for transfer agency services and 0.20% of such net assets for shareholder services.

NOTES TO FINANCIAL STATEMENTS (concluded)


Officers and trustees -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser and/or Schwab. For the six months ended April 30, 2001, the trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the 1940 Act. The funds incurred fees aggregating $15 related to the trust's unaffiliated trustees.

Other affiliated parties and transactions -- Pursuant to an Exemptive Order issued by the SEC, the funds may invest in other SchwabFunds(R). As of April 30, 2001 the Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio owned 10.1%, 8.4%, 6.0%, 1.6%, respectively of the outstanding shares of the Schwab International Index Fund(R); 2.6%, 1.5%, 1.1%, 0.3%, respectively of the outstanding shares of the Schwab S&P 500 Fund; 0.0%, 9.9%, 21.9%, 13.7%, respectively of the outstanding shares of the Schwab Total Bond Market Index Fund; 7.1%, 7.0%, 5.0%, 1.3%, respectively of the outstanding shares of the Schwab Small-Cap Index Fund(R) and 0.0%, 0.1%, 0.1%, 0.0%, respectively of the outstanding shares of the Schwab Value Advantage Money Fund(R).

As of April 30, 2001, the Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio held common stock of The Charles Schwab Corp., an affiliated issuer, with a current value of $258, $174 and $42, respectively.

Interfund transactions -- For the six months ended April 30, 2001 the Schwab MarketTrack Growth Portfolio and Schwab MarketTrack Balanced Portfolio engaged in purchase and sale transactions with funds that have a common adviser, common trustees and common officers. These purchases and sales transactions, made at current market value pursuant to Rule 17a-7 under the 1940 Act, were $1 and $1, respectively.

4.   EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least February 28, 2002, each fund's total operating expenses, including the expenses indirectly incurred through investment in underlying SchwabFunds(R), will not exceed 0.50% of the fund's average daily net assets, after waivers and reimbursements.

For the six months ended April 30, 2001, the total of such fees and expenses reduced by the investment adviser were $581, $666, $621 and $258, for the Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio, respectively.

5.   BORROWING AGREEMENTS

The funds may obtain temporary bank loans through the trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has line of credit arrangements with PNC, N.A., Bank of America, N.A. and The Bank of New York. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. As of the end of the period there were no borrowings outstanding.

6.   INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations and U.S. Government securities, for the six months ended April 30, 2001, were as follows:

                                                                                 Proceeds of Sales
       Portfolio                                              Purchases           and Maturities
       ---------                                              ---------          -----------------
       Schwab MarketTrack All Equity Portfolio                $ 69,244              $  4,278
       Schwab MarketTrack Growth Portfolio                      63,559                20,311
       Schwab MarketTrack Balanced Portfolio                   102,728                60,804
       Schwab MarketTrack Conservative Portfolio                32,730                17,478

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION  See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio. The P/B for the MarketTrack Portfolios(R) is the average weighted P/B of its underlying mutual funds, according to Morningstar calculation.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio. The P/E of the MarketTrack Portfolios is the average weighted P/E of its underlying mutual funds, according to Morningstar calculation.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

CONTACT SCHWAB

The SchwabFunds Family(R) includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 1-800-435-4000 for a free prospectus and brochure for any of these SchwabFunds(R).

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative.
Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
PO Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

THE SCHWABFUNDS(R) FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Analytics Fund(R)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketManager Portfolios(R)
   Small Cap Portfolio
   International Portfolio

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   All Equity Portfolio
   Growth Portfolio
   Balanced Portfolio
   Conservative Portfolio
Schwab MarketManager Portfolios
   Growth Portfolio
   Balanced Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).


1   Shares of Sweep Investments(TM) may not be purchased over the Internet.

2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104


DISTRIBUTOR
Charles Schwab & Co., Inc.
PO Box 7575, San Francisco, CA 94120 - 7575


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2001 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. REG13559-03 (6/01)